UBS All China Equity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of March 31, 2022

Common stocks
Banks	9.2%
Beverages	18.4
Capital markets	5.2
Chemicals	1.7
Construction materials	2.4
Diversified consumer services	0.1
Diversified financial services	3.1
Entertainment	10.5
Food products	1.1
Gas utilities	0.5
Health care providers & services	0.2
Household durables	1.7
Insurance	8.8
Interactive media & services	9.9
Internet & direct marketing retail	6.8
IT services	0.9
Life sciences tools & services	2.2
Pharmaceuticals	7.5
Real estate management & development	7.9
Software	0.1
Textiles, apparel & luxury goods	2.0
Transportation infrastructure	0.6
Total common stocks	100.8
Short-term investments	3.8
Investment of cash collateral from securities loaned	0.2
Total investments	104.8
Liabilities in excess of other assets	(4.8)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

UBS All China Equity Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—100.8%
China—93.2%
Alibaba Group Holding Ltd.*	3,900	53,222
Anhui Conch Cement Co. Ltd., Class H	5,000	25,572
Anhui Gujing Distillery Co. Ltd., Class B	1,500	19,321
China Gas Holdings Ltd.	4,200	5,353
China Jinmao Holdings Group Ltd.	46,000	13,569
China Merchants Bank Co. Ltd., Class H	8,000	62,275
China Resources Land Ltd.	6,000	27,781
Chinasoft International Ltd.*	12,000	9,836
Country Garden Services Holdings Co. Ltd.	2,000	8,425
CSPC Pharmaceutical Group Ltd.	34,000	38,959
Far East Horizon Ltd.	37,000	32,990
Hainan Meilan International Airport Co. Ltd., Class H*	3,000	6,837
JD.com, Inc., Class A*	109	3,097
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,900	22,548
Jinke Smart Services Group Co. Ltd., Class H1	2,500	8,946
Joinn Laboratories China Co. Ltd., Class H*,2	1,300	11,886
Kingsoft Corp. Ltd.	3,000	9,557
Kweichow Moutai Co. Ltd., Class A	600	161,641
Li Ning Co. Ltd.	2,500	21,228
Longfor Group Holdings Ltd.[2]	5,000	25,576
Meituan, Class B*,2	900	17,049
Midea Group Co. Ltd., Class A	2,100	18,730
NetEase, Inc.	4,900	88,410
NetEase, Inc., ADR	160	14,350
Ping An Bank Co. Ltd., Class A	15,000	36,191
Ping An Healthcare and Technology Co. Ltd.*,1,2	800	2,068
Ping An Insurance Group Co. of China Ltd., Class H	10,000	69,911
TAL Education Group, ADR*	468	1,409
Tencent Holdings Ltd.	2,300	106,017
Tuya, Inc., ADR*	400	1,184
Wanhua Chemical Group Co. Ltd., Class A	1,400	17,747
Wuliangye Yibin Co. Ltd., Class A	700	16,995
Wuxi Biologics Cayman, Inc.*,2	1,500	11,911
Yihai International Holding Ltd.*,1	4,000	11,361
Yunnan Baiyao Group Co. Ltd., Class A	1,500	19,284
		1,001,236
Hong Kong—7.6%
AIA Group Ltd.	2,400	25,061

UBS All China Equity Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Hong Kong—(concluded)
Hong Kong Exchanges & Clearing Ltd.	1,200	56,248
		81,309
Total common stocks (cost—$1,662,662)		1,082,545

Short-term investments—3.8%
Investment companies—3.8%
State Street Institutional U.S. Government Money Market Fund, 0.250%[3] (cost—$40,742)	40,742	40,742

Investment of cash collateral from securities loaned—0.2%
Money market funds—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.290%[3] (cost—$2,166)	2,166	2,166
Total investments (cost—$1,705,570)[4]—104.8%		1,125,453
Liabilities in excess of other assets—(4.8)%		(51,552)
Net assets—100.0%		$1,073,901

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	16,943	1,065,602	—	1,082,545
Short-term investments	—	40,742	—	40,742
Investment of cash collateral from securities loaned	—	2,166	—	2,166
Total	16,943	1,108,510	—	1,125,453

At March 31, 2022, there were no transfers in or out of Level 3.

UBS All China Equity Fund

Portfolio of investments – March 31, 2022 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $68,490, represented 6.4% of the Fund's net assets at period end.
3	Rates shown reflect yield at March 31, 2022.
4	Includes $ 21,417 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $ 20,918 and cash collateral of $ 2,166.

UBS Dynamic Alpha Fund

Portfolio statistics and industry diversification—(unaudited)1,2

As a percentage of net assets as of March 31, 2022

Corporate bonds
Advertising	0.1%
Aerospace & defense	0.1
Agriculture	0.6
Airlines	0.2
Apparel	0.0	†
Auto manufacturers	1.5
Auto parts & equipment	0.2
Banks	6.9
Biotechnology	0.1
Chemicals	0.8
Commercial banks	1.1
Commercial services	0.2
Computers	0.3
Diversified financial services	1.1
Electric	2.6
Engineering & construction	0.6
Entertainment	0.2
Gas	0.8
Healthcare-products	0.2
Insurance	2.8
Machinery-diversified	0.1
Media	0.4
Mining	0.1
Miscellaneous manufacturers	0.2
Oil & gas	1.0
Pharmaceuticals	0.2
Pipelines	0.5
Real estate	0.3
Real estate investment trusts	0.7
Retail	0.1
Semiconductors	0.2
Software	0.1
Sovereign	0.4
Supranationals	0.4
Telecommunications	0.3
Transportation	0.3
Water	1.3
Total corporate bonds	27.0
Mortgage-backed securities	0.0	†
Non-U.S. government agency obligations	24.8
U.S. Treasury obligations	30.3
Exchange traded funds	7.4
Short-term investments	0.2
Investments of cash collateral from securities loaned	1.4
Total investments	91.1
Other assets in excess of liabilities	8.9
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05%).

1	Figures represent the breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2	The portfolio is actively managed and its composition will vary over time.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—27.0%
Australia—0.9%
APT Pipelines Ltd.
4.200%, due 03/23/25[2]		15,000	15,208
Aurizon Network Pty Ltd.
4.000%, due 06/21/24[2]	AUD	30,000	22,754
Ausgrid Finance Pty Ltd.
3.750%, due 10/30/24[2]	AUD	30,000	22,742
Commonwealth Bank of Australia
(fixed, converts to FRN on 10/03/24), 1.936%, due 10/03/29[2,3]	EUR	100,000	110,972
Westpac Banking Corp.
2.000%, due 01/13/23		30,000	30,023
(fixed, converts to FRN on 09/21/27), 5.000%, due 09/21/27[3,4]		80,000	77,900
			279,599
Belgium—0.4%
Resa SA
1.000%, due 07/22/26[2]	EUR	100,000	109,532

Bermuda—0.1%
XLIT Ltd.
5.250%, due 12/15/43[5]		20,000	24,183

Canada—0.2%
Canadian Pacific Railway Co.
1.350%, due 12/02/24		60,000	57,528
TELUS Corp.
3.750%, due 01/17/25	CAD	15,000	12,103
			69,631
Cayman Islands—0.7%
Amber Circle Funding Ltd.
3.250%, due 12/04/22[2]		200,000	200,896

China—0.1%
NXP BV/NXP Funding LLC/NXP USA,Inc.
2.700%, due 05/01/25[6]		5,000	4,849

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
China—(concluded)
3.150%, due 05/01/27[6]		15,000	14,575
			19,424
France—2.9%
AXA SA
(fixed, converts to FRN on 05/28/29), 3.250%, due 05/28/49[2,3]	EUR	100,000	114,514
Credit Agricole SA
1.250%, due 04/14/26[2]	EUR	100,000	110,884
Electricite de France SA
5.625%, due 01/22/24		100,000	100,100
SCOR SE
(fixed, converts to FRN on 03/13/29), 5.250%, due 03/13/29[2,3,4]		200,000	187,608
Terega SA
2.200%, due 08/05/25[2]	EUR	100,000	113,309
TotalEnergies SE
(fixed, converts to FRN on 02/26/25), 2.625%, due 02/26/25[2,3,4]	EUR	100,000	111,012
Unibail-Rodamco-Westfield SE
(fixed, converts to FRN on 04/25/26), 2.875%, due 01/25/26[2,3,4]	EUR	100,000	106,498
			843,925
Germany—1.1%
ADLER Group SA
1.500%, due 07/26/24[2,5]	EUR	100,000	97,169
Volkswagen International Finance N.V.
1.125%, due 10/02/23[2,5]	EUR	100,000	111,331
Series NC6,
(fixed, converts to FRN on 06/27/24), 3.375%, due 06/27/24[2,3,4]	EUR	100,000	112,092
			320,592
Guernsey—0.4%
Globalworth Real Estate Investments Ltd.
3.000%, due 03/29/25[2]	EUR	100,000	111,994

Ireland—1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.650%, due 10/29/24		300,000	283,323

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Japan—0.1%
Mitsubishi UFJ Financial Group, Inc.
2.665%, due 07/25/22		25,000	25,099

Mexico—1.0%
Mexico City Airport Trust
5.500%, due 07/31/47[2]		200,000	176,750
Petroleos Mexicanos
3.750%, due 02/21/24[2]	EUR	100,000	110,570
			287,320
Poland—0.3%
Tauron Polska Energia SA
2.375%, due 07/05/27[2]	EUR	100,000	103,801

Spain—2.1%
Banco Santander SA
3.250%, due 04/04/26[2]	EUR	100,000	117,108
4.000%, due 01/19/23[2]	AUD	200,000	152,153
Canal de Isabel II Gestion SA
1.680%, due 02/26/25[2]	EUR	100,000	111,670
Iberdrola International BV
(fixed, converts to FRN on 03/26/24), 2.625%, due 03/26/24[2,3,4]	EUR	100,000	112,423
Redexis Gas Finance BV
1.875%, due 04/27/27[2]	EUR	100,000	108,567
			601,921
Supranationals—0.8%
Corp. Andina de Fomento
4.500%, due 06/05/25[2]	AUD	35,000	26,571
European Financial Stability Facility
0.500%, due 07/11/25[2]	EUR	100,000	110,366
European Investment Bank
2.000%, due 12/15/22		100,000	100,342
			237,279
Switzerland—0.4%
Argentum Netherlands BV for Swiss Life AG
(fixed, converts to FRN on 06/16/25), 4.375%, due 06/16/25[2,3,4]	EUR	100,000	117,178

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United Kingdom—4.5%
Anglian Water Services Financing PLC
4.500%, due 02/22/26[2]	GBP	100,000	141,246
AstraZeneca PLC
3.500%, due 08/17/23		30,000	30,459
Aviva PLC
(fixed, converts to FRN on 09/29/22), 6.125%, due 09/29/22[3,4]	GBP	30,000	39,804
Barclays PLC
(fixed, converts to FRN on 10/06/22), 2.375%, due 10/06/23[2,3]	GBP	100,000	131,451
BAT Capital Corp.
3.557%, due 08/15/27		25,000	24,331
BAT International Finance PLC
0.875%, due 10/13/23[2]	EUR	100,000	110,814
Lloyds Banking Group PLC
2.250%, due 10/16/24[2]	GBP	100,000	129,185
Natwest Group PLC
(fixed, converts to FRN on 06/25/23), 4.519%, due 06/25/24[3]		200,000	203,012
Phoenix Group Holdings PLC
4.125%, due 07/20/22[2]	GBP	150,000	198,246
Reynolds American,Inc.
4.450%, due 06/12/25		25,000	25,526
Virgin Money UK PLC
(fixed, converts to FRN on 04/24/25), 3.375%, due 04/24/26[2,3]	GBP	100,000	130,776
WPP Finance 2010
3.750%, due 09/19/24		25,000	25,257
Yorkshire Water Finance PLC
(fixed, converts to FRN on 03/22/23), 3.750%, due 03/22/46[2,3]	GBP	100,000	132,311
			1,322,418
United States—10.0%
3M Co.
2.650%, due 04/15/25		20,000	19,858
Air Products and Chemicals,Inc.
2.050%, due 05/15/30		20,000	18,435
Albemarle Corp.
5.450%, due 12/01/44		50,000	55,532
Altria Group,Inc.
4.400%, due 02/14/26		13,000	13,447

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
American Airlines Pass-Through Trust,
Series 2014-1, Class B, 4.375%, due 10/01/22	34,859	34,825
Apache Corp.
4.250%, due 01/15/44	60,000	52,512
Apple, Inc.
1.800%, due 09/11/24[5]	30,000	29,581
Aptiv PLC/Aptiv Corp.
2.396%, due 02/18/25	50,000	48,706
AT&T, Inc.
4.350%, due 03/01/29	60,000	63,493
Bank of America Corp.
(fixed, converts to FRN on 12/20/22), 3.004%, due 12/20/23[3]	90,000	90,227
3.875%, due 08/01/25	80,000	82,248
Baxter International, Inc.
2.600%, due 08/15/26	30,000	29,082
Boeing Co.
2.196%, due 02/04/26	20,000	18,908
Broadcom, Inc.
3.150%, due 11/15/25	35,000	34,716
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[6]	120,000	120,947
5.125%, due 04/01/25[6]	25,000	26,351
Citigroup, Inc.
3.875%, due 10/25/23	130,000	132,817
4.600%, due 03/09/26	20,000	20,739
Comcast Corp.
3.950%, due 10/15/25	35,000	36,145
Costco Wholesale Corp.
1.600%, due 04/20/30	10,000	8,960
CVS Health Corp.
2.625%, due 08/15/24	25,000	24,918
Dell International LLC/EMC Corp.
5.300%, due 10/01/29	60,000	65,355
EnLink Midstream Partners LP
4.400%, due 04/01/24	10,000	10,131
Enterprise Products Operating LLC
3.900%, due 02/15/24	20,000	20,367
EQT Corp.
3.900%, due 10/01/27	20,000	19,942
Eversource Energy
2.900%, due 03/01/27	80,000	78,391

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
Exelon Corp.
3.400%, due 04/15/26		15,000	15,051
Ford Motor Credit Co. LLC
3.021%, due 03/06/24	EUR	100,000	111,723
General Electric Co.,
Series A,
6.750%, due 03/15/32		6,000	7,558
General Motors Financial Co., Inc.
4.350%, due 04/09/25		90,000	91,534
Georgia Power Co.,
Series A,
2.100%, due 07/30/23		25,000	24,853
Gilead Sciences, Inc.
2.500%, due 09/01/23		20,000	20,036
Glencore Funding LLC
4.875%, due 03/12/29[6]		40,000	42,092
Goldman Sachs Group, Inc.
1.625%, due 07/27/26[2]	EUR	40,000	44,347
3.375%, due 03/27/25[2]	EUR	35,000	41,034
3.500%, due 04/01/25		90,000	90,671
Illinois Tool Works, Inc.
2.650%, due 11/15/26		45,000	44,500
John Deere Capital Corp.
2.125%, due 03/07/25		20,000	19,677
JPMorgan Chase & Co.
3.200%, due 01/25/23		220,000	222,310
3.625%, due 12/01/27		60,000	60,147
Kinder Morgan, Inc.
5.625%, due 11/15/23[6]		35,000	36,130
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[6]		25,000	26,499
Lincoln National Corp.
3.800%, due 03/01/28		70,000	70,788
Magallanes, Inc.
3.755%, due 03/15/27[6]		50,000	49,909
Mastercard, Inc.
2.000%, due 03/03/25		20,000	19,680
Morgan Stanley
4.000%, due 07/23/25		85,000	87,001
4.350%, due 09/08/26		20,000	20,600
MPLX LP
4.250%, due 12/01/27		30,000	30,983

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
National Rural Utilities Cooperative Finance Corp.
3.700%, due 03/15/29	15,000	15,343
NIKE, Inc.
2.400%, due 03/27/25	10,000	9,933
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28	25,000	25,714
Oracle Corp.
2.500%, due 04/01/25	20,000	19,534
Paramount Global
4.750%, due 05/15/25	75,000	77,918
Quanta Services, Inc.
0.950%, due 10/01/24	50,000	47,404
Raytheon Technologies Corp.
3.950%, due 08/16/25	25,000	25,788
Southern California Edison Co.,
Series E,
3.700%, due 08/01/25	20,000	20,332
Southern Co.
3.250%, due 07/01/26	35,000	35,003
Swiss Re Treasury U.S. Corp.
4.250%, due 12/06/42[6]	30,000	33,400
Target Corp.
1.950%, due 01/15/27[5]	15,000	14,486
Thermo Fisher Scientific, Inc.
1.215%, due 10/18/24	20,000	19,233
TWDC Enterprises 18 Corp.
1.850%, due 07/30/26	10,000	9,551
United Airlines Pass-Through Trust,
Series 2016-1, Class B,
3.650%, due 01/07/26	32,870	31,016
Verizon Communications, Inc.
3.376%, due 02/15/25	25,000	25,314
Virginia Electric and Power Co.,
Series A,
3.800%, due 04/01/28	20,000	20,472
Visa, Inc.
1.900%, due 04/15/27	25,000	24,025
Williams Cos., Inc.
4.300%, due 03/04/24	35,000	35,777

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Xcel Energy, Inc.
4.800%, due 09/15/41		80,000	85,675
			2,909,674
Total corporate bonds (cost—$7,988,785)			7,867,789

Mortgage-backed securities—0.0%†
Cayman Islands—0.0%†
LNR CDO IV Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[6,7,8]		8,000,000	0

United States—0.0%†
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.777%, due 04/25/35[9]		50,993	1
Total mortgage-backed securities (cost—$8,097,448)			1

Non-U.S. government agency obligations—24.8%
Australia—3.0%
Australia Government Bond
2.250%, due 05/21/28[2]	AUD	420,000	306,236
2.750%, due 11/21/27[2]	AUD	200,000	150,306
5.750%, due 07/15/22[2]	AUD	540,000	410,372
			866,914
Canada—3.6%
Canada Housing Trust No. 1
2.350%, due 09/15/23[6]	CAD	120,000	96,157
Canadian Government Bond
1.000%, due 09/01/22	CAD	500,000	399,718
1.500%, due 09/01/24	CAD	690,000	542,019
			1,037,894
China—0.5%
China Development Bank
1.250%, due 01/21/23[2]	GBP	100,000	130,511

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(continued)
Colombia—0.1%
Colombia Government International Bond
8.125%, due 05/21/24		30,000	32,574

France—1.4%
Caisse d'Amortissement de la Dette Sociale
1.375%, due 11/25/24[2,5]	EUR	100,000	113,062
French Republic Government Bond OAT
0.010%, due 03/25/25[2]	EUR	260,000	285,174
			398,236
Germany—3.4%
Bundesobligation
0.010%, due 04/11/25[2]	EUR	910,000	1,002,459

Ireland—1.9%
Ireland Government Bond
1.000%, due 05/15/26[2]	EUR	490,000	553,664

Japan—5.1%
Japan Bank for International Cooperation
0.625%, due 05/22/23		200,000	196,437
Japan Government Ten Year Bond
0.400%, due 03/20/25	JPY	63,000,000	524,001
Japan Government Two Year Bond
0.100%, due 05/01/22	JPY	42,000,000	345,043
Japanese Government CPI Linked Bond
0.100%, due 03/10/26	JPY	48,028,360	412,703
			1,478,184
Mexico—0.1%
Mexico Government International Bond
8.000%, due 09/24/22		30,000	30,587

New Zealand—2.8%
New Zealand Government Bond
0.500%, due 05/15/26	NZD	500,000	311,942
New Zealand Government Inflation Linked Bond
3.000%, due 09/20/30[2]	NZD	536,406	499,722
			811,664
Poland—0.3%
Republic of Poland Government International Bond
0.010%, due 02/10/25[2]	EUR	90,000	97,056

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(concluded)
Romania—0.4%
Romanian Government International Bond
2.750%, due 02/26/26[2]	EUR	100,000	112,340

Spain—0.7%
Spain Government Bond
1.600%, due 04/30/25[6]	EUR	180,000	206,309

Supranationals—0.1%
European Union
3.000%, due 09/04/26[2]	EUR	30,000	36,535

United Kingdom—1.4%
Bank of England Euro Note
0.500%, due 04/28/23[2]		40,000	39,410
United Kingdom Gilt
0.500%, due 07/22/22[2]	GBP	290,000	380,879
			420,289
Total non-U.S. government agency obligations (cost—$7,510,867)			7,215,216

U.S. Treasury obligations—30.3%
United States—30.3%
U.S. Treasury Bills
0.114%, due 06/02/22[10]		2,940,000	2,938,347
0.533%, due 07/14/22[10]		3,400,000	3,394,033
U.S. Treasury Notes
0.125%, due 06/30/22		390,000	389,558
0.250%, due 05/31/25		1,030,000	958,624
0.375%, due 04/30/25		560,000	524,366
1.375%, due 09/30/23		320,000	316,462
1.500%, due 02/28/23		210,000	209,721
2.750%, due 11/15/23		100,000	100,836
Total U.S. Treasury obligations (cost—$8,952,488)			8,831,947

	Number of shares
Exchange traded funds—7.4%
United States—7.4%
iShares MSCI USA Value Factor ETF		8,035	840,220

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Exchange traded funds—(concluded)
United States—(concluded)
iShares MSCI International Value Factor ETF	52,125	1,326,581
Total exchange traded funds (cost—$1,670,042)		2,166,801

Short-term investments—0.2%
Investment companies—0.2%
State Street Institutional U.S. Government Money Market Fund, 0.250%[11] (cost—$71,400)	71,400	71,400

Investment of cash collateral from securities loaned—1.4%
Money market funds—1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.290%[11] (cost—$392,555)	392,555	392,555
Total investments (cost—$34,683,585)[12]—91.1%		26,545,709
Other assets in excess of liabilities—8.9%		2,601,995
Net assets—100.0%		$29,147,704

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
1	AUD	ASX SPI 200 Index Futures	June 2022	132,076	139,913	7,837
1	CAD	S&P 60 Index Futures	June 2022	204,517	210,711	6,194
119	EUR	Eurex STOXX 600 Banks Index Future	June 2022	868,474	879,380	10,906
13	EUR	Europe STOXX 600 Banks Index Future	June 2022	312,764	323,147	10,383
4	EUR	FTSE MIB Index Futures	June 2022	518,290	539,983	21,693
9	GBP	FTSE 100 Index Futures	June 2022	839,610	885,058	45,448
8	JPY	Tokyo Price Index Future	June 2022	1,174,659	1,279,119	104,460
17	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2022	867,627	956,675	89,048
16	USD	MSCI Energy Index	June 2022	609,470	650,689	41,219
11	USD	MSCI World Material Index	June 2022	599,285	654,101	54,816
Interest rate futures buy contracts:
2	CAD	Canada Government Bond 10 Year Futures	June 2022	217,961	208,871	(9,090)
U.S. Treasury futures buy contracts:
8	USD	U.S. Treasury Note 10 Year Futures	June 2022	1,016,887	983,000	(33,887)
13	USD	U.S. Treasury Note 5 Year Futures	June 2022	1,529,957	1,490,938	(39,019)
Total				8,891,577	9,201,585	310,008

Index futures sell contracts:
52	EUR	EURO STOXX 50 Index Futures	June 2022	(2,068,385)	(2,199,180)	(130,795)
Interest rate futures sell contracts:
2	EUR	German Euro BOBL Futures	June 2022	(293,796)	(285,103)	8,693
6	EUR	German Euro Bund Futures	June 2022	(1,104,872)	(1,053,106)	51,766
3	GBP	United Kingdom Long Gilt Bond Futures	June 2022	(481,502)	(477,761)	3,741
U.S. Treasury futures sell contracts:
1	USD	U.S. Ultra Bond Futures	June 2022	(184,030)	(177,125)	6,905
4	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2022	(559,901)	(541,875)	18,026
Total				(4,692,486)	(4,734,150)	(41,664)
Net unrealized appreciation (depreciation)						268,344

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection[13]

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
iTraxx Europe Crossover Series 27 Index	EUR	400	06/20/27	Quarterly	5.000	(26,074)	33,103	7,029

Centrally cleared credit default swap agreements on credit indices—sell protection[13]

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield Series 38 Index	USD	1,160	06/20/27	Quarterly	5.000	(54,698)	64,180	9,482

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	CLP	147,300,000	USD	189,575	04/13/22	2,643
BB	GBP	2,050,000	USD	2,697,892	04/13/22	5,112
BB	NOK	1,440,000	USD	167,071	04/13/22	3,523
BB	USD	1,983,254	COP	7,604,986,000	04/13/22	29,859
BOA	AUD	3,180,000	USD	2,334,143	04/13/22	(45,682)
BOA	BRL	770,000	USD	149,689	04/13/22	(11,605)
BOA	USD	1,018,486	CLP	829,200,000	04/13/22	33,817
CIBC	CAD	4,625,000	USD	3,607,477	04/13/22	(91,924)
CIBC	HKD	365,000	USD	46,683	04/13/22	83
CIBC	USD	169,733	CAD	215,000	04/13/22	2,240
CIBC	USD	875,000	JPY	105,653,450	04/13/22	(7,009)
CIBC	USD	192,947	NZD	280,000	04/13/22	1,088
CIBC	USD	938,457	SEK	9,120,000	04/13/22	31,657
CITI	USD	883,005	AUD	1,175,000	04/13/22	(3,667)
GSI	COP	946,581,000	USD	249,514	04/13/22	(1,055)
HSBC	CHF	2,645,000	USD	2,855,608	04/13/22	(7,612)
HSBC	TWD	28,300,000	USD	1,001,770	04/13/22	14,055
JPMCB	KRW	621,000,000	USD	510,762	04/13/22	(1,490)
JPMCB	NOK	7,615,256	EUR	800,000	04/13/22	20,320
JPMCB	USD	152,558	AUD	210,000	04/13/22	4,601
MSCI	BRL	4,210,272	USD	880,000	04/13/22	(1,935)
MSCI	EUR	5,870,000	USD	6,483,327	04/13/22	(11,984)
MSCI	MYR	683,000	USD	163,272	04/13/22	884
MSCI	NOK	1,330,000	EUR	134,464	04/13/22	(2,267)
MSCI	PHP	76,350,000	USD	1,449,179	04/13/22	(25,670)
MSCI	USD	1,928,348	BRL	9,850,000	04/13/22	134,954
MSCI	USD	614,603	MYR	2,564,000	04/13/22	(4,996)
MSCI	USD	2,850,791	NOK	25,560,000	04/13/22	52,182
SSC	NZD	4,010,000	USD	2,746,923	04/13/22	(31,942)
SSC	USD	138,452	EUR	125,000	04/13/22	(136)
SSC	USD	184,403	GBP	140,000	04/13/22	(506)
SSC	USD	1,453,597	JPY	168,400,000	04/13/22	(70,114)
SSC	USD	519,795	MXN	10,980,000	04/13/22	31,383
Net unrealized appreciation (depreciation)						48,807

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's  investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	7,867,789	—	7,867,789
Mortgage-backed securities	—	1	0	1
Non-U.S. government agency obligations	—	7,215,216	—	7,215,216
U.S. Treasury obligations	—	8,831,947	—	8,831,947
Exchange traded funds	2,166,801	—	—	2,166,801
Short-term investments	—	71,400	—	71,400
Investment of cash collateral from securities loaned	—	392,555	—	392,555
Futures contracts	481,135	—	—	481,135
Swap agreements	—	97,283	—	97,283
Forward foreign currency contracts	—	368,401	—	368,401
Total	2,647,936	24,844,592	0	27,492,528

Liabilities
Futures contracts	(212,791)	—	—	(212,791)
Forward foreign currency contracts	—	(319,594)	—	(319,594)
Total	(212,791)	(319,594)	—	(532,385)

At March 31, 2022, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	In U.S. dollars unless otherwise indicated.

2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

4	Perpetual investment. Date shown reflects the next call date.

5	Security, or portion thereof, was on loan at the period end.

6	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $657,218, represented 2.3% of the Fund's net assets at period end.

7	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
8	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

9	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

10	Rate shown is the discount rate at the date of purchase unless otherwise noted.

11	Rates shown reflect yield at March 31, 2022.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2022 (unaudited)

12	Includes $381,873 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $392,555.
13	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
14	Payments made or received are based on the notional amount.

UBS Global Allocation Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of March 31, 2022

Common stocks
Aerospace & defense	0.7%
Airlines	0.1
Auto components	0.7
Automobiles	0.7
Banks	2.5
Beverages	0.5
Biotechnology	2.1
Capital markets	1.2
Chemicals	1.5
Construction & engineering	0.3
Consumer finance	0.2
Diversified consumer services	0.2
Diversified financial services	0.8
Diversified telecommunication services	0.5
Electric utilities	0.5
Electrical equipment	0.7
Electronic equipment, instruments & components	0.4
Entertainment	1.0
Equity real estate investment trusts	0.5
Food products	1.1
Health care equipment & supplies	1.8
Health care providers & services	0.6
Hotels, restaurants & leisure	0.8
Household durables	0.6
Insurance	1.1
Interactive media & services	1.6
Internet & direct marketing retail	1.4
IT services	1.4
Life sciences tools & services	0.7
Machinery	1.2
Media	0.4
Metals & mining	0.3
Multiline retail	0.7
Oil, gas & consumable fuels	2.2
Personal products	0.4
Pharmaceuticals	1.0
Professional services	0.5
Road & rail	0.9
Semiconductors & semiconductor equipment	2.3
Software	4.0
Specialty retail	0.3
Technology hardware, storage & peripherals	1.5
Textiles, apparel & luxury goods	0.6
Tobacco	0.4
Trading companies & distributors	1.0
Wireless telecommunication services	0.2
Total common stocks	44.1
Exchange traded funds	9.0
Investment companies	17.7
Asset-backed securities	2.3
Mortgage-backed securities	3.4
Non-U.S. government agency obligations	3.9
U.S. government agency obligations	4.7
U.S. Treasury obligations	3.5
Short-term investments	14.2
Investment of cash collateral from securities loaned	2.5
Total investments	105.3
Liabilities in excess of other assets	(5.3)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—44.1%
Austria—0.5%
Erste Group Bank AG	26,725	974,567

Belgium—0.1%
Galapagos N.V.*	2,298	142,959

Canada—1.1%
Canadian Pacific Railway Ltd.	13,519	1,115,778
Royal Bank of Canada	11,060	1,217,693
		2,333,471
China—0.4%
NXP Semiconductors N.V.	3,596	665,548
Prosus N.V.*,1	4,770	257,235
		922,783
Denmark—0.4%
Genmab A/S*	2,255	814,400

France—0.7%
Cie Generale des Etablissements Michelin SCA	4,331	586,917
Pernod Ricard SA	3,374	741,305
Ubisoft Entertainment SA*,1	6,422	282,201
		1,610,423
Germany—0.8%
BioNTech SE, ADR*	900	153,504
CTS Eventim AG & Co. KGaA*	10,006	679,580
Knorr-Bremse AG	5,032	385,738
SAP SE	5,770	639,478
		1,858,300
Hong Kong—0.5%
AIA Group Ltd.	103,517	1,080,912

India—0.3%
HDFC Bank Ltd., ADR	12,268	752,397

Ireland—0.3%
AIB Group PLC	320,446	705,816

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—0.6%
PRADA SpA	117,700	745,533
Prysmian SpA	19,336	656,190
		1,401,723
Japan—3.3%
ITOCHU Corp.	28,400	960,657
JTOWER, Inc.*,1	11,200	652,318
Keyence Corp.	900	417,332
Nippon Telegraph & Telephone Corp.	39,700	1,153,439
ORIX Corp.	54,700	1,090,310
Shin-Etsu Chemical Co. Ltd.	4,500	683,700
SoftBank Group Corp.	11,500	514,161
Sony Group Corp.	12,700	1,306,521
TechnoPro Holdings, Inc.	21,900	591,623
		7,370,061
Netherlands—1.6%
Koninklijke Philips N.V.	15,186	463,077
OCI N.V.*,1	30,097	1,062,558
Shell PLC	75,881	2,079,799
		3,605,434
South Africa—0.3%
Anglo American PLC	14,407	748,621

South Korea—0.2%
SK Hynix, Inc.	4,824	464,065

Sweden—0.2%
Hexpol AB	39,084	381,489

Switzerland—1.3%
Alcon, Inc.	15,787	1,250,740
Novartis AG	14,343	1,259,193
Wizz Air Holdings PLC*,1,2	7,885	297,298
		2,807,231
United Kingdom—2.3%
Ashtead Group PLC	10,585	666,478
British American Tobacco PLC	20,359	855,021
Farfetch Ltd., Class A*	6,228	94,167

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
London Stock Exchange Group PLC	9,612	1,002,345
RELX PLC	19,707	613,237
Sage Group PLC	57,164	523,776
Spectris PLC	14,481	491,117
Unilever PLC	18,575	839,519
		5,085,660
United States—29.2%
10X Genomics, Inc., Class A*	1,939	147,500
AbbVie, Inc.	17,440	2,827,198
Advanced Micro Devices, Inc.*	5,677	620,723
AGCO Corp.	7,272	1,061,930
Airbnb, Inc., Class A*	120	20,611
Akamai Technologies, Inc.*	10,922	1,303,978
Allstate Corp.	4,565	632,298
Alphabet, Inc., Class A*	944	2,625,594
Amazon.com, Inc.*	820	2,673,159
Ameriprise Financial, Inc.	3,803	1,142,269
APA Corp.	22,861	944,845
Apple, Inc.	15,732	2,746,964
Applied Materials, Inc.	5,470	720,946
Aptiv PLC *	7,569	906,085
Bank OZK	14,562	621,797
Bio-Rad Laboratories, Inc., Class A*	1,508	849,351
Block Inc. *	1,896	257,098
Booking Holdings, Inc.*	219	514,311
Bunge Ltd.	12,783	1,416,484
CF Industries Holdings, Inc.	12,390	1,276,913
Charles Schwab Corp.	4,970	419,021
Chegg, Inc.*	12,553	455,423
Comcast Corp., Class A	18,977	888,503
Constellation Brands, Inc., Class A	1,839	423,558
Cooper Cos., Inc.	735	306,929
Dexcom, Inc.*	1,053	538,715
Dollar Tree, Inc.*	9,909	1,586,926
Edwards Lifesciences Corp.*	5,842	687,720
Eli Lilly & Co.	3,469	993,418
Fidelity National Information Services, Inc.	3,311	332,491
Ford Motor Co.	48,211	815,248
HubSpot, Inc.*	922	437,895
Ingersoll Rand, Inc.	23,339	1,175,119

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
IQVIA Holdings, Inc. *	1,910	441,611
Laboratory Corp. of America Holdings*	3,232	852,149
Las Vegas Sands Corp.*	19,018	739,230
LivaNova PLC*	9,400	769,202
Lowe's Cos., Inc.	3,665	741,026
Lululemon Athletica, Inc.*	1,623	592,768
Marsh & McLennan Cos., Inc.	3,869	659,355
Marvell Technology, Inc.	5,990	429,543
Match Group, Inc.*	4,121	448,118
McDonald's Corp.	1,829	452,275
Meta Platforms, Inc., Class A*	1,907	424,041
Micron Technology, Inc.	10,090	785,910
Microsoft Corp.	7,626	2,351,172
Mondelez International, Inc., Class A	17,414	1,093,251
NextEra Energy, Inc.	12,921	1,094,538
NVIDIA Corp.	4,373	1,193,217
Oracle Corp.	6,431	532,037
Pioneer Natural Resources Co.	1,201	300,286
Prologis, Inc.	7,200	1,162,656
Regal Rexnord Corp.	6,572	977,782
salesforce.com, Inc.*	3,689	783,248
ServiceNow, Inc. *	1,065	593,088
Spirit AeroSystems Holdings, Inc., Class A	17,468	854,010
Splunk, Inc.*	5,404	803,088
Synchrony Financial	13,417	467,046
Take-Two Interactive Software, Inc.*	7,472	1,148,745
Tesla, Inc.*	706	760,786
Trade Desk, Inc., Class A*	5,855	405,459
TransDigm Group, Inc.*	1,087	708,224
Union Pacific Corp.	2,868	783,566
United Rentals, Inc.*	1,642	583,255
UnitedHealth Group, Inc.	1,059	540,058
Universal Display Corp.	1,412	235,733
Vertex Pharmaceuticals, Inc.*	2,552	665,995
Visa, Inc., Class A	5,770	1,279,613
VMware, Inc., Class A	6,011	684,473
Voya Financial, Inc.	10,313	684,268
Wells Fargo & Co.	23,475	1,137,598
Western Digital Corp.*	9,287	461,100
Williams Cos., Inc.	45,632	1,524,565
Workday, Inc., Class A*	2,426	580,930

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zscaler, Inc. *	2,263	546,017
		64,642,052
Total common stocks (cost—$76,358,791)		97,702,364

Exchange traded funds—9.0%
Energy Select Sector SPDR Fund	43,098	3,294,411
Invesco S&P 500 Equal Weight ETF[1]	62,627	9,876,904
iShares Broad USD High Yield Corporate Bond ETF	172,304	6,695,734
Total exchange traded funds (cost—$19,103,469)		19,867,049

Investment companies—17.7%
PACE High Yield Investments[3]	2,497,209	22,799,516
UBS Emerging Markets Equity Opportunity Fund[3]	1,912,700	16,449,216
Total investment companies (cost—$43,408,534)		39,248,732

	Face amount[4]	Value($)
Asset-backed securities—2.3%
Canada—0.1%
Golden Credit Card Trust,
Series 2021-1A, Class C,
1.740%, due 08/15/28[2]	100,000	93,101

Cayman Islands—0.9%
Ares XLI CLO Ltd.,
Series 2016-41A, Class CR,
3 mo. USD LIBOR + 1.800%,
2.041%, due 04/15/34[2,5]	250,000	245,623
CIFC Funding Ltd.,
Series 2017-5A, Class B,
3 mo. USD LIBOR + 1.850%,
2.091%, due 11/16/30[2,5]	300,000	293,813
Dryden 60 CLO Ltd.,
Series 2018-60A, Class A,
3 mo. USD LIBOR + 1.050%,
1.291%, due 07/15/31 [2,5]	250,000	248,253

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[4]	Value ($)
Asset-backed securities—(continued)
Cayman Islands—(concluded)
Series 2018-60A, Class C,
3 mo. USD LIBOR + 2.050%,
2.291%, due 07/15/31[2,5]	250,000	246,252
Highbridge Loan Management Ltd.,
Series 12A-18, Class B,
3 mo. USD LIBOR + 1.850%,
2.091%, due 07/18/31[2,5]	250,000	244,313
Palmer Square Loan Funding Ltd.,
Series 2021-1A, Class B,
3 mo. USD LIBOR + 1.800%,
2.054%, due 04/20/29[2,5]	250,000	250,040
Venture XXX CLO Ltd.,
Series 2017-30A, Class C,
3 mo. USD LIBOR + 1.950%,
2.191%, due 01/15/31[2,5]	200,000	194,338
Voya CLO Ltd.,
Series 2018-2A, Class C1,
3 mo. USD LIBOR + 1.850%,
2.091%, due 07/15/31[2,5]	250,000	243,639
		1,966,271
United States—1.3%
ACC Trust,
Series 2021-1, Class A,
0.740%, due 11/20/23[2]	38,198	38,139
CPS Auto Receivables Trust,
Series 2021-A, Class C,
0.830%, due 09/15/26[2]	150,000	147,047
Series 2021-A, Class D,
1.160%, due 12/15/26[2]	100,000	95,909
Dell Equipment Finance Trust,
Series 2021-2, Class D,
1.210%, due 06/22/27[2]	100,000	95,355
DT Auto Owner Trust,
Series 2019-3A, Class C,
2.740%, due 04/15/25[2]	88,502	88,608
Series 2021-1A, Class D,
1.160%, due 11/16/26[2]	100,000	95,065
Enterprise Fleet Financing LLC,
Series 2019-3, Class A2,
2.060%, due 05/20/25[2]	324,793	324,989
Exeter Automobile Receivables Trust,
Series 2019-2A, Class C,
3.300%, due 03/15/24[2]	33,887	33,910

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[4]	Value ($)
Asset-backed securities—(concluded)
United States—(concluded)
Series 2021-1A, Class B,
0.500%, due 02/18/25	109,955	109,660
Series 2021-1A, Class D,
1.080%, due 11/16/26	125,000	120,029
Ford Credit Auto Owner Trust,
Series 2021-REV2, Class D,
2.600%, due 05/15/34[2]	150,000	140,338
HPEFS Equipment Trust,
Series 2021-2A, Class D,
1.290%, due 03/20/29[2]	100,000	95,114
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[2]	150,000	139,876
Ocwen Master Advance Receivables Trust,
Series 2020-T1, Class AT1,
1.278%, due 08/15/52[2]	93,684	93,687
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class C,
3.850%, due 10/14/25[2]	216,000	215,993
Series 2018-1A, Class D,
4.400%, due 01/14/28[2]	216,000	216,163
OneMain Financial Issuance Trust,
Series 2020-2A, Class B,
2.210%, due 09/14/35[2]	100,000	92,543
Tesla Auto Lease Trust,
Series 2019-A, Class C,
2.680%, due 01/20/23[2]	300,000	300,694
Series 2021-A, Class D,
1.340%, due 03/20/25[2]	425,000	411,020
World Omni Select Auto Trust,
Series 2021-A, Class D,
1.440%, due 11/15/27	100,000	92,638
		2,946,777
Total asset-backed securities (cost—$5,072,194)		5,006,149

Mortgage-backed securities—3.4%
United States—3.4%
Angel Oak Mortgage Trust,
Series 2020-4, Class A1,
1.469%, due 06/25/65[2,6]	46,427	45,720
Series 2020-5, Class A1,
1.373%, due 05/25/65[2,6]	61,084	59,986

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[4]	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
Series 2020-5, Class A2,
1.579%, due 05/25/65[2,6]	459,772	451,473
Series 2020-6, Class A1,
1.261%, due 05/25/65[2,6]	36,261	35,524
Series 2020-R1, Class A1,
0.990%, due 04/25/53[2,6]	58,784	57,794
Series 2021-1, Class A1,
0.909%, due 01/25/66[2,6]	86,310	83,508
Series 2021-2, Class A1,
0.985%, due 04/25/66[2,6]	56,405	53,805
Series 2021-4, Class A1,
1.035%, due 01/20/65[2,6]	102,586	97,052
Series 2021-5, Class A1,
0.951%, due 07/25/66[2,6]	112,489	106,177
Series 2021-8, Class A1,
1.820%, due 11/25/66[2,6]	115,324	107,985
Arbor Multifamily Mortgage Securities Trust,
Series 2022-MF4, Class B,
3.294%, due 02/15/55[2,6]	200,000	192,218
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A,
1 mo. USD LIBOR + 0.671%,
1.068%, due 03/15/37[2,5]	427,135	423,649
Series 2020-VKNG, Class C,
1 mo. USD LIBOR + 1.400%,
1.797%, due 10/15/37[2,5]	82,243	80,591
Series 2021-VINO, Class A,
1 mo. USD LIBOR + 0.652%,
1.049%, due 05/15/38 [2,5]	300,000	292,489
BX Mortgage Trust,
Series 2021-PAC, Class D,
1 mo. USD LIBOR + 1.298%,
1.695%, due 10/15/36[2,5]	100,000	95,993
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class C,
4.682%, due 01/10/36[2]	345,000	347,928
COLT Funding LLC,
Series 2021-3R, Class A1,
1.051%, due 12/25/64[2,6]	83,882	82,022
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[2,6]	40,471	40,443
Series 2021-2, Class A1,
0.924%, due 08/25/66[2,6]	88,779	82,115

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face
	amount[4]	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
Series 2021-3, Class A1,
0.956%, due 09/27/66[2,6]	88,297	81,785
Series 2021-6, Class A1,
1.907%, due 12/25/66[2,6]	188,455	178,351
Series 2021-HX1, Class A1,
1.110%, due 10/25/66[2,6]	178,133	165,691
Series 2022-1, Class A1,
2.284%, due 12/27/66[2,6]	244,779	237,454
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[2,7]	117,341	115,432
DBGS Mortgage Trust,
Series 2018-BIOD, Class A,
1 mo. USD LIBOR + 0.803%,
1.109%, due 05/15/35[2,5]	91,376	90,805
Deephaven Residential Mortgage Trust,
Series 2020-2, Class A1,
1.692%, due 05/25/65[2]	9,289	9,272
Series 2021-2, Class A1,
0.899%, due 04/25/66[2,6]	110,506	103,940
Series 2022-1, Class A1,
2.205%, due 01/25/67[2,6]	147,731	141,480
Extended Stay America Trust,
Series 2021-ESH, Class D,
1 mo. USD LIBOR + 2.250%,
2.647%, due 07/15/38[2,5]	149,082	146,836
GCAT Trust,
Series 2021-NQM4, Class A1,
1.093%, due 08/25/66[2,6]	123,265	110,960
GS Mortgage Securities Trust,
Series 2017-FARM, Class A,
3.541%, due 01/10/43[2,6]	100,000	98,820
Series 2017-GS5, Class B,
4.047%, due 03/10/50[6]	100,000	99,378
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1,
1.017%, due 07/25/61[2,6]	84,579	81,132
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[2,6]	32,404	31,577
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-2NU, Class D,
2.077%, due 01/05/40[2,6]	125,000	108,499

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face
	amount[4]	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
MAD Mortgage Trust,
Series 2017-330M, Class B,
3.142%, due 08/15/34[2,6]	125,000	121,208
Series 2017-330M, Class C,
3.252%, due 08/15/34[2,6]	150,000	145,261
Med Trust,
Series 2021-MDLN, Class D,
1 mo. USD LIBOR + 2.000%,
2.397%, due 11/15/38[2,5]	200,000	195,606
MFA Trust,
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[2,6]	39,407	38,506
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[2,6]	46,500	45,690
Series 2021-NQM2, Class A1,
1.029%, due 11/25/64[2,6]	69,271	65,521
MHC Trust,
Series 2021-MHC2, Class D,
1 mo. USD LIBOR + 1.500%,
1.897%, due 05/15/23[2,5]	150,000	145,012
MHP,
Series 2021-STOR, Class D,		146,805
1 mo. USD LIBOR + 1.350%,
1.747%, due 07/15/38[2,5]	150,000
Morgan Stanley Capital I, Inc.,
Series 2021-ILP, Class C,
1 mo. USD LIBOR + 1.377%,
1.774%, due 11/15/23[2,5]	299,011	290,025
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1,
2.492%, due 09/25/59[2,6]	33,110	32,907
Series 2020-NQM2, Class A1,
1.650%, due 05/24/60[2,6]	25,639	25,164
Series 2021-NQ2R, Class A1,
0.941%, due 10/25/58[2,6]	95,144	92,747
Series 2021-NQM3, Class A1,
1.156%, due 11/27/56[2,6]	148,059	141,182
Series 2022-NQM1, Class A1,
2.277%, due 01/25/26[2,6]	216,266	210,272
ONE Mortgage Trust,
Series 2021-PARK, Class C,
1 mo. USD LIBOR + 1.100%,
1.497%, due 03/15/36[2,5]	200,000	192,344

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face
	amount[4]		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Residential Mortgage Loan Trust,
Series 2020-2, Class A1,
1.654%, due 05/25/60[2,6]		99,034	98,387
RLGH Trust,
Series 2021-TROT, Class C,
1 mo. USD LIBOR + 1.314%,
1.711%, due 04/15/36[2,5]		190,000	187,444
TTAN,
Series 2021-MHC, Class D,
1 mo. USD LIBOR + 1.750%,
2.147%, due 03/15/38[2,5]		99,852	97,155
Verus Securitization Trust,
Series 2019-4, Class A1,
2.642%, due 11/25/59[2,7]		18,853	18,833
Series 2020-4, Class A1,
1.502%, due 05/25/65[2,7]		39,611	38,679
Series 2020-5, Class A1,
1.218%, due 05/25/65[2,7]		45,588	44,436
Series 2021-3, Class A1,
1.046%, due 06/25/66[2,6]		141,203	133,986
Series 2021-5, Class A1,
1.013%, due 09/25/66[2,6]		135,715	124,926
Series 2021-R2, Class A1,
0.918%, due 02/25/64[2,6]		60,054	58,808
Series 2021-R3, Class A1,
1.020%, due 04/25/64[2,6]		90,311	88,393
Vista Point Securitization Trust,
Series 2020-1, Class A1,
1.763%, due 03/25/65[2,6]		12,500	12,469
Series 2020-2, Class A1,
1.475%, due 04/25/65[2,6]		40,790	39,600
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class AS,
4.405%, due 06/15/51[6]		130,000	136,558
Total mortgage-backed securities
(cost—$7,784,863)			7,505,808

Non-U.S. government agency obligations—3.9%
Australia—0.1%
Australia Government Bond,
Series 138,
3.250%, due 04/21/29[8]	AUD	310,000	239,453

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[4]		Value ($)
Non-U.S. government agency obligations—(continued)
Austria—0.0%†
Republic of Austria Government Bond
3.150%, due 06/20/44[8]	EUR	55,000	86,093

Belgium—0.1%
Kingdom of Belgium Government Bond,
Series 71,
3.750%, due 06/22/45[8]	EUR	83,000	134,278

Canada—0.1%
Canadian Government Bond
1.500%, due 09/01/24	CAD	120,000	94,264
1.500%, due 12/01/31	CAD	100,000	73,946
2.000%, due 12/01/51	CAD	50,000	37,041
			205,251
Finland—0.0%†
Finland Government Bond,
Series 30Y,
1.375%, due 04/15/47[8]	EUR	20,000	23,970

France—0.3%
French Republic Government Bond OAT
0.000%, due 11/25/31[8]	EUR	400,000	404,755
0.500%, due 05/25/40[8]	EUR	100,000	97,139
3.250%, due 05/25/45[8]	EUR	93,000	142,486
			644,380
Ireland—0.2%
Ireland Government Bond
1.500%, due 05/15/50[8]	EUR	240,000	268,917
2.000%, due 02/18/45[8]	EUR	48,000	60,018
			328,935
Italy—0.4%
Italy Buoni Poliennali Del Tesoro
0.950%, due 12/01/31[8]	EUR	170,000	171,131
1.650%, due 03/01/32[8]	EUR	60,000	64,630
3.000%, due 08/01/29[8]	EUR	240,000	290,085
3.250%, due 09/01/46[8]	EUR	210,000	269,915

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[4]		Value ($)
Non-U.S. government agency obligations—(continued)
Italy—(concluded)
4.000%, due 02/01/37[8]	EUR	129,000	175,665
			971,426
Japan—0.6%
Japan Government Forty Year Bond,
Series 12,
0.500%, due 03/20/59	JPY	20,000,000	141,897
Japan Government Thirty Year Bond,
Series 51,
0.300%, due 06/20/46	JPY	11,100,000	80,999
Japan Government Twenty Year Bond,
Series 156,
0.400%, due 03/20/36	JPY	83,550,000	684,693
Japanese Government CPI Linked Bond,
Series 26,
0.005%, due 03/10/31	JPY	50,584,000	440,023
			1,347,612
New Zealand—1.4%
New Zealand Government Inflation Linked Bond,
Series 0925,
2.000%, due 09/20/25[8,9]	NZD	3,701,816	3,161,212

Spain—0.5%
Spain Government Bond
1.450%, due 10/31/27[8]	EUR	165,000	187,855
1.500%, due 04/30/27[8]	EUR	325,000	370,561
3.450%, due 07/30/66[8]	EUR	10,000	14,399
4.200%, due 01/31/37[8]	EUR	44,000	65,489
4.800%, due 01/31/24[8]	EUR	296,000	355,463
5.150%, due 10/31/44[8]	EUR	69,000	123,764
	1,117,531
United Kingdom—0.2%
United Kingdom Gilt
1.000%, due 04/22/24[8]	GBP	90,000	117,388
1.000%, due 01/31/32[8]	GBP	70,000	86,650
1.625%, due 10/22/28[8]	GBP	144,000	191,403

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[4]		Value ($)
Non-U.S. government agency obligations—(concluded)
United Kingdom—(concluded)
3.500%, due 01/22/45[8]	GBP	60,000	103,485
			498,926
Total non-U.S. government agency obligations (cost—$8,478,870)			8,759,067

U.S. government agency obligations—4.7%

United States—4.7%
FHLMC
2.000%, due 01/01/52		348,458	323,647
FNMA
2.500%, due 08/01/51		265,904	254,133
GNMA II
3.000%, due 10/20/45		87,078	87,059
3.000%, due 12/20/45		98,687	98,665
GNMA II TBA
2.000%		625,000	594,329
2.500%		900,000	872,193
3.000%		250,000	246,996
3.500%		550,000	553,019
UMBS TBA
1.500%		725,000	645,956
2.000%		3,750,000	3,489,984
2.500%		2,500,000	2,384,492
3.000%		850,000	831,138
Total U.S. government agency obligations (cost—$10,624,142)			10,381,611

U.S. Treasury obligations—3.5%
United States—3.5%
U.S. Treasury Bonds
2.500%, due 02/15/46		302,000	295,677
2.750%, due 11/15/42		201,000	204,125
2.750%, due 08/15/47		168,000	174,110
2.875%, due 05/15/43		717,000	742,263

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount[4]	Value ($)
U.S. Treasury obligations—(concluded)
United States—(concluded)
3.000%, due 11/15/45	47,000	50,125
4.375%, due 02/15/38	110,000	139,154
U.S. Treasury Notes
0.625%, due 08/15/30	1,270,000	1,103,114
1.250%, due 08/15/31	200,000	181,812
1.375%, due 09/30/23	971,000	960,266
1.500%, due 02/28/23	226,000	225,700
1.625%, due 11/30/26	760,000	731,500
1.625%, due 08/15/29	196,000	185,871
1.625%, due 05/15/31	350,000	329,519
1.750%, due 05/15/23	345,000	344,542
1.875%, due 10/31/22	680,000	682,603
2.000%, due 11/30/22	528,000	530,310
2.500%, due 05/15/24	321,000	321,665
2.750%, due 07/31/23	459,000	463,249
Total U.S. Treasury obligations (cost—$7,911,700)		7,665,605

	Number of shares
Short-term investments—14.2%
Investment companies—14.2%
State Street Institutional U.S. Government Money Market Fund, 0.250%[10] (cost—$31,388,135)	31,388,135	31,388,135

Investment of cash collateral from securities loaned—2.5%
Money market funds—2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.290%[10] (cost—$5,510,759)	5,510,759	5,510,759
Total investments (cost—$215,641,457)[11]—105.3%		233,035,279
Liabilities in excess of other assets—(5.3)%		(11,777,982)
Net assets—100.0%		$221,257,297

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
598	EUR	EURO STOXX 600 Banks Index Futures	June 2022	4,379,984	4,419,070	39,086
32	GBP	FTSE 100 Index Futures	June 2022	2,985,282	3,146,874	161,592
10	JPY	Tokyo Price Index Future	June 2022	1,468,334	1,598,899	130,565
43	USD	E-Mini Energy Select Sector Index Futures	June 2022	3,185,163	3,427,530	242,367
24	USD	E-Mini Russell 1000 Value Index Futures	June 2022	1,861,246	1,957,560	96,314
56	USD	E-Mini Russell 2000 Index Futures	June 2022	5,425,277	5,785,920	360,643
130	USD	MSCI World Financials Index Futures	June 2022	3,140,852	3,324,100	183,248
48	USD	MSCI World Health Index Futures	June 2022	2,291,419	2,428,320	136,901
Interest rate futures buy contracts:
69	CAD	Canada Government Bond 10 Year Futures	June 2022	7,145,987	7,206,047	60,060
122	EUR	German Euro Schatz Futures	June 2022	15,095,683	14,945,069	(150,614)
34	GBP	United Kingdom Long Gilt Bond Futures	June 2022	5,386,965	5,414,627	27,662
26	JPY	Mini Japanese Government Bond 10 Year Futures	June 2022	3,218,100	3,201,627	(16,473)
U.S. Treasury futures buy contracts:
97	USD	U.S. Treasury Note 10 Year Futures	June 2022	12,276,232	11,918,875	(357,357)
21	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2022	2,937,406	2,844,844	(92,562)
Total				70,797,930	71,619,362	821,432

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)

Index futures sell contracts:
11	AUD	ASX SPI 200 Index Futures	June 2022	(1,453,225)	(1,539,048)	(85,823)
2	CAD	S&P TSX 60 Index Futures	June 2022	(409,021)	(421,421)	(12,400)
122	EUR	EURO STOXX 50 Index Futures	June 2022	(4,852,751)	(5,159,615)	(306,864)
19	USD	MSCI Emerging Markets (EM) Index Futures	June 2022	(969,022)	(1,069,225)	(100,203)
63	USD	S&P 500 E-Mini Index Futures	June 2022	(13,213,802)	(14,271,863)	(1,058,061)
Interest rate futures sell contracts:
18	EUR	German Euro Bund Futures	June 2022	(3,308,841)	(3,159,317)	149,524
U.S. Treasury futures sell contracts:
69	USD	U.S. Treasury Note 5 Year Futures	June 2022	(8,119,797)	(7,913,437)	206,360
Total				(32,326,459)	(33,533,926)	(1,207,467)
Net unrealized appreciation (depreciation)						(386,035)

Centrally cleared credit default swap agreements on credit indices—sell protection12

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield Series 38 Index	USD	2,200	06/20/27	Quarterly	5.000	(103,738)	121,721	17,983

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13](%)	Payments received by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	USD	23	04/14/22	Quarterly	Emerging Markets Bond Index	3 Month SOFR +0.200	—	(1,195,805)	(1,195,805)

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	KRW	8,436,000,000	USD	7,047,678	05/18/22	92,295
BB	PHP	242,850,000	USD	4,707,764	05/18/22	25,467
BOA	JPY	111,500,000	USD	973,243	05/18/22	56,498
BOA	NZD	14,265,000	USD	9,471,672	05/18/22	(407,668)
CIBC	USD	4,072,270	AUD	5,540,000	05/18/22	75,923
CIBC	USD	483,632	SGD	650,000	05/18/22	(4,101)
CIBC	ZAR	116,950,000	USD	7,666,148	05/18/22	(292,640)
CITI	EUR	3,565,000	USD	3,903,377	05/18/22	(46,171)
CITI	PLN	18,565,000	USD	4,481,468	05/18/22	81,807
CITI	USD	2,247,128	BRL	11,970,000	05/18/22	236,153
CITI	USD	7,562,971	EUR	6,630,000	05/18/22	(217,810)
GSI	PHP	310,194,900	USD	5,895,000	05/18/22	(85,747)
HSBC	USD	4,672,927	PLN	18,565,000	05/18/22	(273,266)
HSBC	USD	1,473,765	SEK	13,630,000	05/18/22	(22,787)
JPMCB	EUR	3,945,000	USD	4,448,418	05/18/22	77,880
JPMCB	INR	77,030,000	USD	1,011,689	05/18/22	(257)
JPMCB	TWD	283,300,000	USD	10,235,936	05/18/22	346,571
MSCI	USD	4,441,608	BRL	23,660,000	05/18/22	466,865
MSCI	USD	6,936,344	CLP	5,682,600,000	05/18/22	231,136
MSCI	USD	1,317,166	MYR	5,540,000	05/18/22	(1,285)
MSCI	USD	7,319,732	NOK	65,190,000	05/18/22	81,846
MSCI	USD	6,640,617	NZD	9,685,000	05/18/22	66,807
MSCI	USD	1,526,155	TWD	43,100,000	05/18/22	(21,631)
SSC	AUD	775,000	USD	556,503	05/18/22	(23,795)
SSC	CHF	6,106,916	AUD	8,845,000	05/18/22	3,140
SSC	EUR	5,150,000	USD	5,643,397	05/18/22	(62,120)
SSC	GBP	9,105,000	USD	12,189,695	05/18/22	231,743
SSC	JPY	185,300,000	USD	1,604,581	05/18/22	81,057
SSC	USD	1,245,684	CAD	1,580,000	05/18/22	17,974
SSC	USD	379,707	CHF	350,000	05/18/22	(316)
SSC	USD	619,517	JPY	71,000,000	05/18/22	(35,759)
SSC	USD	7,679,387	ZAR	116,950,000	05/18/22	279,402
Net unrealized appreciation (depreciation)						957,211

Fair valuation summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	68,641,139	29,061,225	—	97,702,364
Exchange traded funds	19,867,049	—	—	19,867,049
Investment companies	39,248,732	—	—	39,248,732
Asset-backed securities	—	5,006,149	—	5,006,149
Mortgage-backed securities	—	7,505,808	—	7,505,808
Non-U.S. government agency obligations	—	8,759,067	—	8,759,067
U.S. government agency obligations	—	10,381,611	—	10,381,611
U.S. Treasury obligations	—	7,665,605	—	7,665,605
Short-term investments	—	31,388,135	—	31,388,135
Investment of cash collateral from securities loaned	—	5,510,759	—	5,510,759
Futures contracts	1,463,079	331,243	—	1,794,322
Swap agreements	—	121,721	—	121,721
Forward foreign currency contracts	—	2,452,564	—	2,452,564
Total	129,219,999	108,183,887	—	237,403,886

Liabilities
Futures contracts	(1,787,670)	(392,687)	—	(2,180,357)
Swap agreements	—	(1,195,805)	—	(1,195,805)
Forward foreign currency contracts	—	(1,495,353)	—	(1,495,353)
Total	(1,787,670)	(3,083,845)	—	(4,871,515)

At March 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes
*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,250,992, represented 5.4% of the Fund's net assets at period end.
3	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 06/30/21	Purchases during the year ended 03/31/22	Sales during the year ended 03/31/22	Net realized gain (loss) during the year ended 03/31/22	Change in net unrealized appreciation (depreciation) during the year ended 03/31/22	Value 03/31/22	Net income earned from affiliate for the year ended 03/31/22	Shares 03/31/22
PACE High Yield Investments	$—	$23,878,030	$—	$—	$(1,078,514)	$22,799,516	$—	2,497,209
UBS Emerging Markets Equity Opportunity Fund	20,253,259	3,015,239	—	—	(6,819,282)	16,449,216	—	1,912,700
	$20,253,259	$26,893,269	$—	$—	$(7,897,796)	$39,248,732	$—	—

4	In U.S. dollars unless otherwise indicated.
5	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2022 and changes periodically.
6	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
8	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2022 (unaudited)

9	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
10	Rates shown reflect yield at March 31, 2022.
11	Includes $9,781,856 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $4,698,144 and cash collateral of $5,510,759.
12	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
13	Payments made or received are based on the notional amount.

UBS Emerging Markets Equity Opportunity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of March 31, 2022

Common stocks
Automobiles	2.6%
Banks	22.5
Beverages	2.8
Food products	3.4
Household durables	1.5
Insurance	2.9
Interactive media & services	4.9
Internet & direct marketing retail	8.8
Metals & mining	3.5
Oil, gas & consumable fuels	7.6
Personal products	2.0
Pharmaceuticals	1.9
Real estate management & development	1.9
Semiconductors & semiconductor equipment	22.1
Technology hardware, storage & peripherals	6.2
Total common stocks	94.6
Preferred stocks	2.5
Short-term investments	1.7
Total investments	98.8
Other assets in excess of liabilities	1.2
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—94.6%
Argentina—3.4%
MercadoLibre, Inc.*	19,906	23,677,789

Brazil—2.2%
Petroleo Brasileiro SA, ADR	1,063,638	15,741,842

China—30.5%
China Mengniu Dairy Co. Ltd.*	4,490,000	24,072,678
China Merchants Bank Co. Ltd., Class H	3,937,000	30,647,267
Country Garden Services Holdings Co. Ltd.	3,079,000	12,970,662
JD.com, Inc., Class A*	478,721	13,602,795
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,304,566	13,323,960
Kweichow Moutai Co. Ltd., Class A	73,667	19,846,001
LONGi Green Energy Technology Co. Ltd., Class A	1,584,160	17,860,421
Meituan, Class B*,1	857,100	16,236,848
Midea Group Co. Ltd., Class A	1,182,446	10,546,552
Ping An Insurance Group Co. of China Ltd., Class H	2,908,500	20,333,511
Tencent Holdings Ltd.	743,600	34,275,754
		213,716,449
Hungary—2.0%
OTP Bank Nyrt*	395,531	14,349,068

India—15.4%
Axis Bank Ltd.*	1,476,947	14,704,310
Eicher Motors Ltd.	560,107	18,062,380
HDFC Bank Ltd.	1,206,264	23,232,415
Hindustan Unilever Ltd.	525,804	14,146,358
Reliance Industries Ltd.	1,084,783	37,520,003
		107,665,466
Indonesia—8.0%
Bank Central Asia Tbk. PT	43,387,100	24,116,942
Bank Mandiri Persero Tbk. PT	58,347,400	32,001,372
		56,118,314
Mexico—2.6%
Grupo Financiero Banorte SAB de CV, Class O	2,429,200	18,264,799

Russia—0.0%†
Sberbank of Russia PJSC[2,3]	3,568,865	4

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Russia—(concluded)
Yandex N.V., Class A*,2,3	257,600	0
		4
South Africa—4.7%
Anglo American PLC	478,190	24,847,861
Naspers Ltd., N Shares	69,768	7,879,759
		32,727,620
South Korea—10.5%
Samsung Electronics Co. Ltd.	763,133	43,668,734
SK Hynix, Inc.	309,778	29,800,375
		73,469,109
Taiwan—15.3%
MediaTek, Inc.	859,000	26,732,523
Nanya Technology Corp.	5,489,000	13,093,889
Taiwan Semiconductor Manufacturing Co. Ltd.	3,267,000	67,017,647
		106,844,059
Total common stocks (cost—$754,865,959)		662,574,519

Preferred stocks—2.5%
Brazil—2.5%
Banco Bradesco SA (cost—$15,207,116)	3,685,872	17,202,104

Short-term investments—1.7%
Investment companies—1.7%
State Street Institutional U.S. Government Money Market Fund, 0.250%[4] (cost—$12,050,198)	12,050,198	12,050,198
Total investments (cost—$782,123,273)—98.8%		691,826,821
Other assets in excess of liabilities—1.2%		8,377,659
Net assets—100.0%		$700,204,480

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	57,684,430	604,890,085	4	662,574,519
Preferred stocks	17,202,104	—	—	17,202,104
Short-term investments	—	12,050,198	—	12,050,198
Total	74,886,534	616,940,283	4	691,826,821

At March 31, 2022, there were $4 transferred in of Level 3. The transfers in Level 3 from Level 1 and Level 2   occurred because there was no observable market data that became available as of March 31, 2022.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $16,236,848, represented 2.3% of the Fund's net assets at period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Rates shown reflect yield at March 31, 2022.

UBS Engage For Impact Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of March 31, 2022

Common stocks
Auto components	2.5%
Banks	9.6
Beverages	2.3
Biotechnology	2.3
Chemicals	8.6
Commercial services & supplies	1.4
Construction & engineering	2.7
Consumer finance	2.2
Diversified consumer services	1.4
Electric utilities	1.8
Electrical equipment	4.6
Electronic equipment, instruments & components	2.9
Equity real estate investment trusts	1.7
Food & staples retailing	1.9
Food products	10.8
Health care equipment & supplies	5.9
Health care providers & services	0.9
Health care technology	0.5
Hotels, restaurants & leisure	1.2
Industrial conglomerates	3.4
IT services	2.1
Life sciences tools & services	0.8
Machinery	9.0
Oil, gas & consumable fuels	2.5
Paper & forest products	3.1
Professional services	1.1
Road & rail	1.5
Semiconductors & semiconductor equipment	5.6
Software	3.2
Textiles, apparel & luxury goods	0.9
Total common stocks	98.4
Short-term investments	2.1
Investment of cash collateral from securities loaned	1.3
Total investments	101.8
Liabilities in excess of other assets	(1.8)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—98.4%
Austria—3.7%
Erste Group Bank AG	55,761	2,033,408

Brazil—3.1%
Suzano SA, ADR	147,600	1,715,112

Canada—1.5%
Canadian Pacific Railway Ltd.	10,221	843,581

China—3.0%
China Mengniu Dairy Co. Ltd.*	308,000	1,651,311

Denmark—2.3%
Genmab A/S*	3,516	1,269,814

France—3.7%
Danone SA	27,585	1,523,877
Orpea SA	12,013	521,289
		2,045,166
Germany—4.3%
Infineon Technologies AG	38,845	1,314,126
Knorr-Bremse AG	14,180	1,086,996
		2,401,122
Indonesia—4.5%
Bank Mandiri Persero Tbk. PT	4,534,900	2,487,224

Ireland—1.4%
AIB Group PLC	359,835	792,574

Japan—3.8%
JTOWER, Inc.*,1	25,400	1,479,364
Recruit Holdings Co. Ltd.	13,700	595,224
		2,074,588
Norway—1.8%
Mowi ASA	36,988	996,305

Portugal—2.5%
Galp Energia SGPS SA	108,715	1,374,448

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—1.8%
Iberdrola SA	90,753	991,928

Switzerland—4.6%
Alcon, Inc.	26,019	2,061,379
On Holding AG, Class A*	18,800	474,512
		2,535,891
United Kingdom—6.7%
Biffa PLC[2]	64,422	268,631
Linde PLC	5,667	1,810,210
Spectris PLC	47,470	1,609,925
		3,688,766
United States—49.7%
AGCO Corp.	7,457	1,088,946
American Well Corp., Class A*,1	60,213	253,497
Aptiv PLC*	11,631	1,392,347
Bunge Ltd.	16,254	1,801,106
CF Industries Holdings, Inc.	14,392	1,483,239
Coursera, Inc.*	33,492	771,656
Digital Realty Trust, Inc.	6,786	962,255
Ecolab, Inc.	8,276	1,461,211
Evoqua Water Technologies Corp.*	17,762	834,459
Ingersoll Rand, Inc.	38,692	1,948,142
LivaNova PLC*	14,535	1,189,399
Maravai LifeSciences Holdings, Inc., Class A*	13,176	464,717
Micron Technology, Inc.	23,112	1,800,194
Montrose Environmental Group, Inc.*	9,790	518,185
Primo Water Corp.	88,056	1,254,798
Regal Rexnord Corp.	13,196	1,963,301
Roper Technologies, Inc.	3,923	1,852,558
Shoals Technologies Group, Inc., Class A*	33,411	569,323
SLM Corp.	64,757	1,188,938
Snowflake, Inc., Class A*	5,071	1,161,918
Sprouts Farmers Market, Inc.*	32,290	1,032,634
Sweetgreen, Inc., Class A*,1	20,500	655,795

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
VMware, Inc., Class A	15,325	1,745,058
		27,393,676
Total common stocks (cost—$53,209,793)		54,294,914

Short-term investments—2.1%
Investment companies—2.1%
State Street Institutional U.S. Government Money Market Fund, 0.250%[3] (cost—$1,150,065)	1,150,065	1,150,065

Investment of cash collateral from securities loaned—1.3%
Money market funds—1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.290%[3] (cost—$732,875)	732,875	732,875
Total investments (cost—$55,092,733)[4]—101.8%		56,177,854
Liabilities in excess of other assets—(1.8)%		(1,011,803)
Net assets—100.0%		$55,166,051

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	54,294,914	—	—	54,294,914
Short-term investments	—	1,150,065	—	1,150,065
Investment of cash collateral from securities loaned	—	732,875	—	732,875
Total	54,294,914	1,882,940	—	56,177,854

At March 31, 2022, there were no transfers in or out of Level 3.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2022 (unaudited)

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $268,631, represented 0.5% of the Fund's net assets at period end.
[3]	Rates shown reflect yield at March 31, 2022.
[4]	Includes $1,750,047 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $1,174,121 and cash collateral of $732,875.

UBS International Sustainable Equity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of March 31, 2022

Common stocks
Auto components	2.7%
Automobiles	3.3
Banks	10.3
Biotechnology	2.2
Capital markets	2.4
Chemicals	2.9
Commercial services & supplies	1.1
Construction & engineering	1.6
Diversified financial services	1.2
Diversified telecommunication services	2.9
Electrical equipment	1.0
Electronic equipment, instruments & components	1.2
Energy equipment & services	2.0
Entertainment	3.6
Food products	6.4
Health care equipment & supplies	3.6
Household durables	2.3
Industrial conglomerates	1.3
Insurance	6.8
Interactive media & services	1.1
Internet & direct marketing retail	3.0
IT services	2.3
Machinery	2.5
Oil, gas & consumable fuels	4.2
Paper & forest products	1.7
Personal products	1.5
Pharmaceuticals	4.6
Professional services	1.6
Road & rail	1.0
Semiconductors & semiconductor equipment	4.8
Software	4.4
Specialty retail	0.7
Textiles, apparel & luxury goods	1.5
Trading companies & distributors	3.2
Wireless telecommunication services	1.3
Total common stocks	98.2
Short-term investments	1.2
Investment of cash collateral from securities loaned	2.8
Total investments	102.2
Liabilities in excess of other assets	(2.2)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—98.2%
Argentina—0.8%
MercadoLibre, Inc. *	1,921	2,284,991

Australia—1.1%
Brambles Ltd.	423,541	3,125,582

Austria—0.6%
Erste Group Bank AG	42,609	1,553,800

Belgium—1.0%
Galapagos N.V.*	45,407	2,827,328

Brazil—2.5%
Banco Bradesco SA, ADR	458,900	2,129,296
Suzano SA	416,500	4,824,561
		6,953,857
Canada—3.4%
Canadian Pacific Railway Ltd.	34,083	2,813,010
Royal Bank of Canada	59,279	6,526,546
		9,339,556
China—8.4%
Alibaba Group Holding Ltd., ADR*	34,753	3,781,126
China Mengniu Dairy Co. Ltd.*	531,000	2,846,902
JD.com, Inc., Class A*	3,585	101,867
Li Auto, Inc., ADR*	84,700	2,186,107
Meituan, Class B*,1	120,000	2,273,273
NXP Semiconductors N.V.	14,546	2,692,174
Ping An Insurance Group Co. of China Ltd., Class H	652,000	4,558,174
Tencent Holdings Ltd.	63,200	2,913,163
Zhongsheng Group Holdings Ltd.	279,500	1,965,229
		23,318,015
Denmark—1.2%
Genmab A/S*	9,428	3,404,951

Finland—1.7%
Metso Outotec Oyj	553,185	4,663,173

France—8.1%
AXA SA	188,060	5,505,329

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Cie Generale des Etablissements Michelin SCA	35,186	4,768,247
Danone SA	93,458	5,162,896
Societe Generale SA	90,273	2,419,978
Ubisoft Entertainment SA*,2	102,985	4,525,451
		22,381,901
Germany—5.1%
CTS Eventim AG & Co. KGaA*	78,469	5,329,400
Infineon Technologies AG	75,829	2,565,295
Knorr-Bremse AG	31,258	2,396,144
SAP SE	35,820	3,969,863
		14,260,702
India—3.9%
Axis Bank Ltd., GDR*	73,511	3,656,732
Infosys Ltd., ADR	159,099	3,959,974
Mahindra & Mahindra Ltd., GDR	282,846	3,139,591
		10,756,297
Indonesia—3.6%
Bank Central Asia Tbk. PT	10,184,400	5,661,051
Bank Mandiri Persero Tbk. PT	7,928,500	4,348,486
		10,009,537
Ireland—0.8%
AIB Group PLC	1,055,315	2,324,442

Italy—3.1%
Infrastrutture Wireless Italiane SpA[1,2]	308,447	3,452,828
PRADA SpA	365,800	2,317,044
Prysmian SpA	78,911	2,677,938
		8,447,810
Japan—12.8%
ITOCHU Corp.	116,300	3,933,959
NEC Corp.	57,400	2,411,414
Nippon Telegraph & Telephone Corp.	158,800	4,613,757
OBIC Business Consultants Co. Ltd.	107,100	3,722,209
ORIX Corp.	167,600	3,340,695
Shin-Etsu Chemical Co. Ltd.	24,300	3,691,977

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
SoftBank Group Corp.	79,200	3,541,003
Sony Group Corp.	62,800	6,460,590
Toyota Motor Corp.	204,900	3,695,985
		35,411,589
Netherlands—2.4%
ASML Holding N.V.	4,448	2,972,249
Koninklijke Philips N.V.	116,868	3,563,736
		6,535,985
Norway—2.6%
Equinor ASA[2]	104,022	3,883,831
Mowi ASA	123,819	3,335,176
		7,219,007
Portugal—2.8%
Galp Energia SGPS SA	618,519	7,819,733

South Korea—4.3%
LG Chem Ltd.	9,760	4,264,792
Samsung Engineering Co. Ltd.*	206,853	4,439,693
SK Hynix, Inc.	34,219	3,291,838
		11,996,323
Switzerland—6.6%
Alcon, Inc.	52,857	4,187,645
Barry Callebaut AG	2,737	6,416,760
Novartis AG	66,475	5,835,940
On Holding AG, Class A*	70,100	1,769,324
		18,209,669
Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,900	1,866,254

United Kingdom—15.2%
Ashtead Group PLC	77,071	4,852,729
AstraZeneca PLC	51,973	6,892,290
DCC PLC	47,287	3,661,620
London Stock Exchange Group PLC	63,056	6,575,513
Prudential PLC	265,602	3,921,153
RELX PLC	138,238	4,301,653

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Sage Group PLC	476,286	4,364,058
Spectris PLC	97,832	3,317,931
Unilever PLC	92,880	4,197,823
		42,084,770
United States—5.5%
Aon PLC, Class A	14,779	4,812,486
Aptiv PLC*	22,500	2,693,475
LivaNova PLC*	26,699	2,184,779
Schlumberger N.V.	132,073	5,455,936
		15,146,676
Total common stocks (cost—$287,268,978)		271,941,948

Short-term investments—1.2%
Investment companies—1.2%
State Street Institutional U.S. Government Money Market Fund, 0.250%[3] (cost—$3,460,205)	3,460,205	3,460,205

Investment of cash collateral from securities loaned—2.8%
Money market funds—2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.290%[3] (cost—$7,642,265)	7,642,265	7,642,265
Total investments (cost—$298,371,448)[4]—102.2%		283,044,418
Liabilities in excess of other assets—(2.2)%		(6,070,232)
Net assets—100.0%		$276,974,186

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	56,141,892	215,800,056	—	271,941,948
Short-term investments	—	3,460,205	—	3,460,205
Investment of cash collateral from securities loaned	—	7,642,265	—	7,642,265
Total	56,141,892	226,902,526	—	283,044,418

At March 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,726,101, represented 2.1% of the Fund's net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Rates shown reflect yield at March 31, 2022.
4	Includes $7,131,537 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $ 7,642,265.

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—97.8%
Aerospace & defense—3.8%
Raytheon Technologies Corp.	49,271	4,881,278

Air freight & logistics—2.4%
United Parcel Service, Inc., Class B	14,226	3,050,908

Banks—5.4%
JPMorgan Chase & Co.	26,583	3,623,794
Truist Financial Corp.	59,221	3,357,831
		6,981,625
Beverages—6.1%
Coca-Cola Co.	73,471	4,555,202
Diageo PLC, ADR	16,428	3,337,184
		7,892,386
Biotechnology—2.6%
Amgen, Inc.	13,722	3,318,254

Capital markets—4.5%
BlackRock, Inc.	4,424	3,380,688
Morgan Stanley	28,661	2,504,971
		5,885,659
Chemicals—3.1%
Linde PLC	12,519	3,998,944

Commercial services & supplies—1.9%
Republic Services, Inc.	18,211	2,412,958

Communications equipment—3.0%
Cisco Systems, Inc.	70,817	3,948,756

Consumer finance—2.2%
Discover Financial Services	25,342	2,792,435

Electric utilities—3.9%
American Electric Power Co., Inc.	21,503	2,145,354

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—(concluded)
NextEra Energy, Inc.	34,939	2,959,683
		5,105,037
Electrical equipment—1.4%
Rockwell Automation, Inc.	6,601	1,848,478

Health care equipment & supplies—3.0%
Medtronic PLC	35,605	3,950,375

Health care providers & services—3.1%
UnitedHealth Group, Inc.	7,823	3,989,495

Hotels, restaurants & leisure—5.5%
McDonald's Corp.	15,911	3,934,472
Starbucks Corp.	34,675	3,154,385
		7,088,857
Household products—2.7%
Procter & Gamble Co.	22,606	3,454,197

Insurance—5.2%
Chubb Ltd.	18,505	3,958,220
Marsh & McLennan Cos., Inc.	16,660	2,839,197
		6,797,417
IT services—4.2%
Accenture PLC, Class A	6,501	2,192,332
Automatic Data Processing, Inc.	14,466	3,291,594
		5,483,926
Media—3.0%
Comcast Corp., Class A	82,212	3,849,166

Oil, gas & consumable fuels—4.1%
EOG Resources, Inc.	25,335	3,020,692
Phillips 66	27,046	2,336,504
		5,357,196
Pharmaceuticals—3.8%
Johnson & Johnson	27,793	4,925,753

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Road & rail—2.4%
Union Pacific Corp.	11,444	3,126,615

Semiconductors & semiconductor equipment—8.8%
Analog Devices, Inc.	25,317	4,181,862
Broadcom, Inc.	6,174	3,887,644
Texas Instruments, Inc.	18,376	3,371,629
		11,441,135
Software—8.4%
Microsoft Corp.	35,268	10,873,477

Specialty retail—2.1%
Home Depot, Inc.	9,283	2,778,680

Textiles, apparel & luxury goods—1.2%
VF Corp.	26,365	1,499,114
Total common stocks (cost—$116,951,054)		126,732,121

Short-term investments—2.1%
Investment companies—2.1%
State Street Institutional U.S. Government Money Market Fund, 0.250%[1] (cost—$2,667,734)	2,667,734	2,667,734
Total investments (cost—$119,618,788)—99.9%		129,399,855
Other assets in excess of liabilities—0.1%		132,556
Net assets—100.0%		$129,532,411

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	126,732,121	—	—	126,732,121
Short-term investments	—	2,667,734	—	2,667,734
Total	126,732,121	2,667,734	—	129,399,855

At March 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Rates shown reflect yield at March 31, 2022.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—98.4%
Capital markets—5.1%
Ameriprise Financial, Inc.	12,896	3,873,443
Intercontinental Exchange, Inc.	23,508	3,105,877
S&P Global, Inc.	7,034	2,885,206
		9,864,526
Chemicals—1.5%
Sherwin-Williams Co.	11,888	2,967,483

Electrical equipment—0.9%
Rockwell Automation, Inc.	6,463	1,809,834

Equity real estate investment trusts—1.5%
American Tower Corp.	11,060	2,778,493

Food & staples retailing—1.7%
Costco Wholesale Corp.	5,614	3,232,822

Health care equipment & supplies—5.9%
Abbott Laboratories	37,130	4,394,707
Boston Scientific Corp.*	88,847	3,935,034
Intuitive Surgical, Inc.*	10,295	3,105,795
		11,435,536
Health care providers & services—1.1%
UnitedHealth Group, Inc.	4,109	2,095,467

Hotels, restaurants & leisure—1.5%
Booking Holdings, Inc.*	1,182	2,775,868

Industrial conglomerates—2.0%
Honeywell International, Inc.	19,682	3,829,724

Interactive media & services—12.1%
Alphabet, Inc., Class A*	6,764	18,813,052
Meta Platforms, Inc., Class A*	19,715	4,383,827
		23,196,879
Internet & direct marketing retail—9.3%
Amazon.com, Inc.*	5,489	17,893,865

IT services—6.1%
Fidelity National Information Services, Inc.	35,589	3,573,847

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Visa, Inc., Class A	37,224	8,255,167
		11,829,014
Life sciences tools & services—2.5%
Danaher Corp.	8,709	2,554,611
Thermo Fisher Scientific, Inc.	3,941	2,327,752
		4,882,363
Machinery—1.9%
Parker-Hannifin Corp.	13,136	3,727,471

Multiline retail—1.3%
Dollar General Corp.	11,596	2,581,617

Personal products—1.4%
Estee Lauder Cos., Inc., Class A	9,728	2,649,129

Road & rail—2.5%
Union Pacific Corp.	17,318	4,731,451

Semiconductors & semiconductor equipment—4.6%
Applied Materials, Inc.	35,887	4,729,906
Texas Instruments, Inc.	22,133	4,060,963
		8,790,869
Software—17.8%
Adobe, Inc.*	10,149	4,624,087
Microsoft Corp.	81,980	25,275,254
salesforce.com, Inc.*	20,798	4,415,831
		34,315,172
Specialty retail—8.7%
Home Depot, Inc.	13,624	4,078,072
Lowe's Cos., Inc.	21,882	4,424,322
O'Reilly Automotive, Inc.*	5,137	3,518,639
TJX Cos., Inc.	78,824	4,775,158
		16,796,191
Technology hardware, storage & peripherals—7.1%
Apple, Inc.	78,625	13,728,711

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—1.9%
Nike, Inc., Class B	27,295	3,672,815
Total common stocks (cost—$178,131,956)		189,585,300

Short-term investments—2.3%
Investment companies—2.3%
State Street Institutional U.S. Government Money Market Fund, 0.250%[1] (cost—$4,367,814)	4,367,814	4,367,814
Total investments (cost—$182,499,770)—100.7%		193,953,114
Liabilities in excess of other assets—(0.7)%		(1,304,179)
Net assets—100.0%		$192,648,935

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.
Fair valuation summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	189,585,300	—	—	189,585,300
Short-term investments	—	4,367,814	—	4,367,814
Total	189,585,300	4,367,814	—	193,953,114

At March 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Rates shown reflect yield at March 31, 2022.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—97.5%
Air freight & logistics—1.3%
Forward Air Corp.	21,704	2,122,217

Auto components—1.4%
Visteon Corp.*	21,006	2,292,385

Banks—5.7%
First Bancorp/Southern Pines NC	52,649	2,199,149
National Bank Holdings Corp., Class A	34,210	1,377,979
Texas Capital Bancshares, Inc.*	22,946	1,315,035
Veritex Holdings, Inc.	58,784	2,243,785
Webster Financial Corp.	39,036	2,190,700
		9,326,648
Biotechnology—6.7%
Allogene Therapeutics, Inc.*	41,403	377,181
Argenx SE, ADR*	3,016	950,975
CRISPR Therapeutics AG*,1	6,565	412,085
Fate Therapeutics, Inc.*	13,652	529,288
IGM Biosciences, Inc.*,1	18,697	499,771
Insmed, Inc.*	45,417	1,067,300
Instil Bio, Inc.*	32,004	344,043
Intellia Therapeutics, Inc.*	11,302	821,316
Kura Oncology, Inc.*	46,039	740,307
Kymera Therapeutics, Inc.*	25,259	1,068,961
MeiraGTx Holdings PLC*	42,442	587,822
Nurix Therapeutics, Inc.*	37,771	529,172
PMV Pharmaceuticals, Inc.*,1	24,591	511,985
Relay Therapeutics, Inc.*	22,629	677,286
Repare Therapeutics, Inc.*	22,076	314,362
Xencor, Inc.*	28,543	761,527
Zentalis Pharmaceuticals, Inc.*	16,589	765,416
		10,958,797
Building products—1.9%
AZEK Co., Inc.*	36,727	912,299
Simpson Manufacturing Co., Inc.	19,309	2,105,453
		3,017,752
Chemicals—1.0%
Aspen Aerogels, Inc.*	49,552	1,708,553

Construction & engineering—3.1%
Ameresco, Inc., Class A*	36,354	2,890,143

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction & engineering—(concluded)
MasTec, Inc.*	25,295	2,203,194
		5,093,337
Electrical equipment—2.4%
Generac Holdings, Inc.*	2,058	611,761
Regal Rexnord Corp.	18,082	2,690,240
Shoals Technologies Group, Inc., Class A*	35,678	607,953
		3,909,954
Equity real estate investment trusts—2.3%
Ryman Hospitality Properties, Inc.*	39,714	3,684,268

Food & staples retailing—2.2%
Performance Food Group Co.*	71,540	3,642,101

Health care equipment & supplies—3.7%
AtriCure, Inc.*	36,825	2,418,298
Silk Road Medical, Inc.*	34,374	1,419,302
STAAR Surgical Co.*	27,306	2,182,023
		6,019,623
Health care providers & services—5.1%
Castle Biosciences, Inc.*	22,173	994,681
LHC Group, Inc.*	10,696	1,803,346
R1 RCM, Inc.*	102,307	2,737,735
Surgery Partners, Inc.*	51,378	2,828,359
		8,364,121
Health care technology—1.6%
Inspire Medical Systems, Inc.*	9,969	2,558,943

Hotels, restaurants & leisure—9.6%
Bloomin' Brands, Inc.	106,329	2,332,858
Churchill Downs, Inc.	11,453	2,540,046
Dave & Buster's Entertainment, Inc.*	66,836	3,281,648
Planet Fitness, Inc., Class A*	29,618	2,502,129
Six Flags Entertainment Corp.*	63,424	2,758,944
Sweetgreen, Inc., Class A*,1	5,600	179,144

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Wyndham Hotels & Resorts, Inc.	23,882	2,022,566
		15,617,335
Household durables—1.5%
TopBuild Corp.*	13,047	2,366,595

IT services—4.6%
DigitalOcean Holdings, Inc.*	26,852	1,553,388
Jack Henry & Associates, Inc.	14,439	2,845,205
Shift4 Payments, Inc., Class A*	40,757	2,524,081
Wix.com Ltd.*	5,812	607,122
		7,529,796
Life sciences tools & services—5.7%
Azenta, Inc.	32,077	2,658,542
Maravai LifeSciences Holdings, Inc., Class A*	10,752	379,223
Medpace Holdings, Inc.*	15,629	2,556,748
NanoString Technologies, Inc.*	28,056	974,946
NeoGenomics, Inc.*	41,850	508,478
Repligen Corp.*	11,448	2,153,254
		9,231,191
Machinery—6.6%
Astec Industries, Inc.	31,918	1,372,474
Chart Industries, Inc.*	23,387	4,017,185
Evoqua Water Technologies Corp.*	64,296	3,020,626
Terex Corp.	65,571	2,338,262
		10,748,547
Media—0.7%
Magnite, Inc.*	82,527	1,090,182

Oil, gas & consumable fuels—3.5%
Chesapeake Energy Corp.[1]	40,397	3,514,539
Ovintiv, Inc.	41,531	2,245,581
		5,760,120
Pharmaceuticals—0.8%
Intra-Cellular Therapies, Inc.*	21,254	1,300,532

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Professional services—0.8%
Sterling Check Corp.*	47,300	1,250,139

Semiconductors & semiconductor equipment—5.2%
Lattice Semiconductor Corp.*	41,371	2,521,562
MaxLinear, Inc.*	50,131	2,925,144
Universal Display Corp.	19,195	3,204,605
		8,651,311
Software—9.7%
Alteryx, Inc., Class A*	35,395	2,531,804
Clearwater Analytics Holdings, Inc., Class A*	41,200	865,200
CyberArk Software Ltd.*	13,200	2,227,500
ForgeRock, Inc., Class A*	31,000	679,520
HashiCorp, Inc., Class A*,1	10,700	577,800
Jamf Holding Corp.*,1	70,745	2,462,634
Rapid7, Inc.*	27,914	3,105,153
Sumo Logic, Inc.*	43,854	511,776
Tenable Holdings, Inc.*	47,963	2,771,782
		15,733,169
Specialty retail—2.0%
Children's Place, Inc.*	20,859	1,028,349
National Vision Holdings, Inc.*	50,278	2,190,612
		3,218,961
Technology hardware, storage & peripherals—2.2%
Pure Storage, Inc., Class A*	102,144	3,606,705

Textiles, apparel & luxury goods—1.8%
PVH Corp.	17,347	1,328,954
Tapestry, Inc.	44,282	1,645,076
		2,974,030
Thrifts & mortgage finance—0.6%
Essent Group Ltd.	23,195	955,866

Trading companies & distributors—3.8%
Boise Cascade Co.	30,450	2,115,362

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Herc Holdings, Inc.	24,248	4,051,598
		6,166,960
Total common stocks (cost—$134,027,853)		158,900,138

Short-term investments—2.9%
Investment companies—2.9%
State Street Institutional U.S. Government Money Market Fund, 0.250%[2] (cost—$4,716,333)	4,716,333	4,716,333

Investment of cash collateral from securities loaned—3.0%
Money market funds—3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.290%[2] (cost—$4,922,112)	4,922,112	4,922,112
Total investments (cost—$143,666,298)[3]—103.4%		168,538,583
Liabilities in excess of other assets—(3.4)%		(5,470,568)
Net assets—100.0%		$163,068,015

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	158,900,138	—	—	158,900,138
Short-term investments	—	4,716,333	—	4,716,333
Investment of cash collateral from securities loaned	—	4,922,112	—	4,922,112
Total	158,900,138	9,638,445	—	168,538,583

At March 31, 2022, there were no transfers in or out of Level 3.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2022 (unaudited)

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at March 31, 2022.

3	Includes $7,786,332 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,922,112 and non-cash collateral of $3,195,269.

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—90.3%
Connecticut—3.9%
State of Connecticut Special Tax Revenue, Transportation Infrastructure, Revenue Bonds
5.000%, due 01/01/30	1,665,000	1,896,877
State of Connecticut, GO Bonds,
Series A,
5.000%, due 04/15/25	1,250,000	1,355,151
		3,252,028
District of Columbia—2.1%
District of Columbia, Revenue Bonds,
Series A,
5.000%, due 03/01/31	1,465,000	1,738,881

Florida—9.1%
Miami-Dade County Transit System, Revenue Bonds,
Series A,
5.000%, due 07/01/43	1,000,000	1,173,444
Miami-Dade County, Refunding, Revenue Bonds
5.000%, due 10/01/26	1,000,000	1,123,796
Palm Beach County School District, Refunding, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,085,943
School District of Broward County, Refunding, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,172,489
St. Lucie County School Board, Refunding, Revenue Bonds, AGM
5.000%, due 10/01/26	1,020,000	1,122,880
State of Florida, Department Transportation, Refunding, GO Bonds
5.000%, due 07/01/24	935,000	999,152
		7,677,704
Georgia—4.8%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
5.000%, due 07/01/29	1,500,000	1,778,448
Catoosa County School District, GO Bonds
5.000%, due 08/01/26	2,000,000	2,244,778
		4,023,226
Illinois—10.1%
Chicago O’Hare International Airport, Refunding, Revenue Bonds
5.000%, due 01/01/30	1,000,000	1,068,506
5.000%, due 01/01/31	1,050,000	1,120,490
Illinois Finance Authority, Clean Water Initiative Revolving Fund, Revenue Bonds
5.000%, due 07/01/37	1,000,000	1,164,505

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, OSF Healthcare System, Revenue Bonds,
Series A,
5.000%, due 05/15/23	1,105,000	1,110,105
Illinois State Toll Highway Authority, Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,118,147
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.000%, due 06/01/25	1,235,000	1,330,364
State of Illinois, Refunding, GO Bonds,
Series C,
4.000%, due 03/01/31	1,500,000	1,590,487
		8,502,604
Maryland—4.2%
County of Anne Arundel MD, Consolidated Water and Sewer, GO Bonds
5.000%, due 10/01/38	1,000,000	1,180,038
State of Maryland, GO Bonds,
Series A,
5.000%, due 08/01/30	1,000,000	1,188,531
Washington Suburban Sanitary Commission, Consolidated Public Improvement, Revenue Bonds
5.000%, due 06/01/29	1,000,000	1,165,635
		3,534,204
Massachusetts—2.0%
Commonwealth of Massachusetts, GO Bonds,
Series A,
5.000%, due 01/01/40	1,500,000	1,694,495

Michigan—2.4%
Michigan State Building Authority, Refunding, Revenue Bonds,
Series I,
5.000%, due 10/15/29	1,800,000	2,012,926

Nevada—2.4%
County of Clark NV Passenger Facility Charge Revenue, Las Vegas-McCarran International Airport, Refunding, Revenue Bonds
5.000%, due 07/01/27	1,815,000	2,052,497

New Jersey—4.5%
New Jersey Transportation Trust Fund Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/15/30	1,000,000	1,142,524

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
New Jersey—(concluded)
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series AA,
5.000%, due 06/15/27	1,500,000	1,548,139
New Jersey Turnpike Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,063,837
		3,754,500
New York—17.8%
City of New York, GO Bonds,
Series B-1,
5.000%, due 10/01/42	1,200,000	1,371,028
Subseries F-1,
5.000%, due 04/01/40	1,000,000	1,120,765
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Subseries 2012 G-1,
0.430%, due 11/01/32[1]	3,200,000	3,200,000
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds
5.000%, due 06/15/40	1,200,000	1,372,911
Series EE,
5.000%, due 06/15/40	1,000,000	1,134,837
Series FF,
5.000%, due 06/15/39	2,000,000	2,265,027
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds,
Series A-1,
5.000%, due 11/01/25	1,500,000	1,649,149
New York State Dormitory Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/44	1,000,000	1,156,862
New York State Dormitory Authority, Revenue Bonds,
Series A,
5.000%, due 03/15/43	1,500,000	1,685,416
		14,955,995
Ohio—1.6%
State of Ohio, GO Bonds,
Series A,
5.000%, due 06/15/30	1,110,000	1,336,111

Oregon—2.1%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds,
Series A,
5.000%, due 09/01/43	1,500,000	1,721,603

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Pennsylvania—7.1%
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
5.000%, due 06/01/24	1,625,000	1,716,675
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds,
2nd Series,
5.000%, due 12/01/30	1,750,000	1,969,026
Series 2017-3,
5.000%, due 12/01/28	1,000,000	1,134,729
Series A-2,
5.000%, due 12/01/28	1,000,000	1,148,980
		5,969,410
South Carolina—1.3%
South Carolina Public Service Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,010,000	1,092,718

Texas—9.5%
County of Williamson TX, GO Bonds
5.000%, due 02/15/29	1,000,000	1,178,106
Dallas and Fort Worth International Airport, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/29	1,100,000	1,288,696
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds,
Series A-1,
0.340%, due 12/01/41[1]	500,000	500,000
Lower Colorado River Authority, LCRA Transmission Services, Refunding, Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,167,450
North Texas Municipal Water District Water System Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 09/01/28	2,185,000	2,542,335
North Texas Tollway Authority, Second Tier, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/29	1,140,000	1,325,473
		8,002,060
Virginia—1.4%
County of Fairfax VA, GO Bonds,
Series A,
5.000%, due 10/01/29	1,000,000	1,139,667

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Washington—4.0%
State of Washington, GO Bonds,
Series B,
5.000%, due 06/01/27	2,905,000	3,318,409
Total municipal bonds
(cost—$77,307,723)		75,779,038

	Number of shares
Short-term investments—0.4%
Investment companies—0.4%
State Street Institutional U.S. Government Money Market Fund, 0.250%[2]
(cost—$367,335)	367,335	367,335
Total investments
(cost—$77,675,058)—90.7%		76,146,373
Other assets in excess of liabilities—9.3%		7,767,921
Net assets—100.0%		$83,914,294

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	75,779,038	—	75,779,038
Short-term investments	—	367,335	—	367,335
Total	—	76,146,373	—	76,146,373

At March 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
2	Rates shown reflect yield at March 31, 2022.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. government agency obligations—98.2%
Supranationals—98.2%
African Development Bank
0.750%, due 04/03/23	450,000	444,835
0.875%, due 03/23/26	500,000	466,261
0.875%, due 07/22/26	2,500,000	2,332,055
1.625%, due 09/16/22	220,000	220,364
7.375%, due 04/06/23	300,000	315,796
Series GDIF, 0.500%, due 04/22/22	100,000	99,993
2.125%, due 11/16/22	300,000	301,249
Agence Francaise de Developpement EPIC
0.625%, due 01/22/26[1]	3,600,000	3,333,269
Asian Development Bank
0.750%, due 10/08/30	600,000	523,046
1.500%, due 03/04/31	1,250,000	1,152,799
1.750%, due 09/19/29	800,000	757,977
1.875%, due 03/15/29	300,000	287,767
1.875%, due 01/24/30	700,000	668,280
2.750%, due 01/19/28	240,000	241,964
3.125%, due 09/26/28	500,000	518,401
Asian Infrastructure Investment Bank
0.500%, due 05/28/25	2,700,000	2,511,063
0.500%, due 01/27/26	1,550,000	1,425,539
Corp. Andina de Fomento
4.375%, due 06/15/22	300,000	301,866
Council of Europe Development Bank
0.875%, due 09/22/26[2]	1,900,000	1,768,277
1.375%, due 02/27/25	1,500,000	1,449,097
2.500%, due 02/27/24	650,000	651,605
European Bank for Reconstruction & Development
0.500%, due 05/19/25	400,000	374,486
0.500%, due 11/25/25	500,000	462,592
0.500%, due 01/28/26	2,450,000	2,260,151
1.500%, due 02/13/25	750,000	727,212
2.750%, due 03/07/23	300,000	302,391
European Investment Bank
0.375%, due 03/26/26	100,000	91,665
0.625%, due 07/25/25	250,000	234,515
0.625%, due 10/21/27	600,000	539,410
1.250%, due 02/14/31[2]	1,700,000	1,535,869
1.875%, due 02/10/25	700,000	687,312
2.625%, due 03/15/24	225,000	226,125

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
IDB Trust Services Ltd.
0.908%, due 06/25/25[1]	400,000	374,656
1.809%, due 02/26/25[1]	400,000	388,860
2.393%, due 04/12/22[1]	200,000	199,980
2.843%, due 04/25/24[1]	2,000,000	2,003,348
3.389%, due 09/26/23[1]	800,000	810,963
Inter-American Development Bank
0.500%, due 05/24/23	1,500,000	1,474,074
0.625%, due 07/15/25	850,000	797,079
0.625%, due 09/16/27	1,400,000	1,255,925
0.875%, due 04/20/26	200,000	186,560
1.125%, due 07/20/28	2,600,000	2,386,722
1.125%, due 01/13/31	3,900,000	3,490,833
1.500%, due 01/13/27	500,000	477,778
1.750%, due 03/14/25	550,000	537,504
2.000%, due 06/02/26	1,950,000	1,902,323
2.000%, due 07/23/26	630,000	615,138
2.250%, due 06/18/29	3,800,000	3,733,214
2.375%, due 07/07/27	1,285,000	1,270,074
3.000%, due 10/04/23	300,000	303,366
3.125%, due 09/18/28	2,450,000	2,532,235
Inter-American Investment Corp.
0.625%, due 02/10/26[1]	300,000	277,027
1.750%, due 10/02/24[1]	1,400,000	1,373,497
International Bank for Reconstruction & Development
0.625%, due 04/22/25	300,000	282,973
0.750%, due 11/24/27	2,500,000	2,260,023
0.750%, due 08/26/30	2,500,000	2,163,724
0.875%, due 05/14/30	2,550,000	2,238,443
1.125%, due 09/13/28	1,600,000	1,465,936
1.250%, due 02/10/31	2,750,000	2,474,909
1.625%, due 11/03/31	3,000,000	2,764,897
Series GDIF, 1.375%, due 04/20/28	800,000	744,540
Series GDIF, 1.750%, due 10/23/29	3,760,000	3,558,762
Series GDIF, 1.875%, due 10/27/26	1,750,000	1,701,825
Series GDIF, 2.500%, due 11/22/27	1,710,000	1,701,474
International Development Association
0.875%, due 04/28/26[1]	200,000	187,852
1.000%, due 12/03/30[1]	2,750,000	2,436,742

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. government agency obligations—(concluded)
Supranationals—(concluded)
2.750%, due 04/24/23[1]	250,000	251,988
Series GDIF, 0.750%, due 06/10/27[1]	1,500,000	1,366,530
International Finance Corp.
0.375%, due 07/16/25	700,000	650,898
0.750%, due 10/08/26	700,000	647,800
0.750%, due 08/27/30	1,250,000	1,098,211
1.375%, due 10/16/24	100,000	97,372
2.125%, due 04/07/26	875,000	861,643
Kreditanstalt fuer Wiederaufbau
0.625%, due 01/22/26	1,000,000	928,599
2.000%, due 05/02/25	100,000	98,284
2.875%, due 04/03/28	2,500,000	2,539,801
Nordic Investment Bank
0.500%, due 01/21/26	1,000,000	924,627
2.875%, due 07/19/23	600,000	605,594
Total non-U.S. government agency obligations (cost—$92,747,457)		87,657,834

	Number of shares
Short-term investments—1.6%
Investment companies—1.6%
State Street Institutional U.S. Government Money Market Fund, 0.250%[3] (cost—$1,382,815)	1,382,815	1,382,815

Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.290%[3] (cost—$626,290)	626,290	626,290
Total investments (cost—$94,756,562)[4]—100.5%		89,666,939
Liabilities in excess of other assets—(0.5)%		(443,876)
Net assets—100.0%		$89,223,063

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Non-U.S. government agency obligations	—	87,657,834	—	87,657,834
Short-term investments	—	1,382,815	—	1,382,815
Investment of cash collateral from securities loaned	—	626,290	—	626,290
Total	—	89,666,939	—	89,666,939

At March 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2	Security, or portion thereof, was on loan at the period end.

3	Rates shown reflect yield at March 31, 2022.

4	Includes $614,543 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $626,290.

UBS Total Return Bond Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of March 31, 2022

Corporate bonds
Agriculture	0.1%
Airlines	0.3
Auto manufacturers	1.4
Banks	8.6
Beverages	0.6
Biotechnology	1.1
Chemicals	0.5
Commercial services	0.3
Computers	0.7
Diversified financial services	2.0
Electric	1.9
Food	0.1
Healthcare-products	0.2
Housewares	0.7
Insurance	1.7
Media	1.1
Mining	0.2
Miscellaneous manufacturers	2.5
Oil & gas	1.8
Packaging & containers	0.7
Pharmaceuticals	0.9
Pipelines	1.8
Real estate	0.2
Real estate investment trust	0.7
Retail	0.6
Semiconductors	0.5
Software	0.9
Telecommunications	1.6
Transportation	0.5
Total corporate bonds	34.2
Asset-backed securities	15.1
Mortgage-backed securities	24.9
Municipal bonds	1.8
Non-U.S. government agency obligations	2.4
U.S. government agency obligations	19.3
U.S. Treasury obligations	3.9
Short-term investments	8.8
Swaptions purchased	0.0 †
Investment of cash collateral from securities loaned	0.4
Total investments	110.8
Liabilities in excess of other assets	(10.8)
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.

1	The portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—15.1%
Canada—0.6%
Golden Credit Card Trust,
Series 2021-1A, Class C,
1.740%, due 08/15/28[1]	200,000	186,201

United States—14.5%
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[1]	150,000	146,288
CPS Auto Trust,
Series 2018-C, Class D,
4.400%, due 06/17/24[1]	80,622	81,153
Dell Equipment Finance Trust,
Series 2021-2, Class D,
1.210%, due 06/22/27[1]	125,000	119,193
Drive Auto Receivables Trust,
Series 2018-1, Class D,
3.810%, due 05/15/24	10,208	10,218
Series 2018-2, Class D,
4.140%, due 08/15/24	43,804	44,087
Series 2018-3, Class D,
4.300%, due 09/16/24	93,125	93,688
Series 2018-4, Class D,
4.090%, due 01/15/26	80,937	81,657
DT Auto Owner Trust,
Series 2021-1A, Class C,
0.840%, due 10/15/26[1]	150,000	145,345
Series 2021-1A, Class D,
1.160%, due 11/16/26[1]	150,000	142,598
Enterprise Fleet Financing LLC,
Series 2019-3, Class A2,
2.060%, due 05/20/25[1]	85,065	85,116
Exeter Automobile Receivables Trust,
Series 2019-2A, Class C,
3.300%, due 03/15/24[1]	7,973	7,979
Ford Credit Auto Owner Trust,
Series 2021-REV2, Class D,
2.600%, due 05/15/34[1]	200,000	187,118
HPEFS Equipment Trust,
Series 2021-1A, Class D,
1.030%, due 03/20/31[1]	300,000	285,727
Series 2021-2A, Class D,
1.290%, due 03/20/29[1]	150,000	142,672

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
United States—(continued)
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
1.691%, due 03/17/37[1,2]	99,986	99,699
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class C,
3.850%, due 10/14/25[1]	300,000	299,990
OneMain Financial Issuance Trust,
Series 2019-1A, Class A,
3.480%, due 02/14/31[1]	13,099	13,095
Series 2020-2A, Class A,
1.750%, due 09/14/35[1]	100,000	92,798
Series 2020-2A, Class B,
2.210%, due 09/14/35[1]	150,000	138,815
Series 2021-1A, Class A1,
1.550%, due 06/16/36[1]	250,000	227,938
PSNH Funding LLC 3,
Series 2018-1, Class A3,
3.814%, due 02/01/35	175,000	183,025
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class B,
0.770%, due 12/15/25[1]	275,000	269,220
Santander Drive Auto Receivables Trust,
Series 2018-4, Class D,
3.980%, due 12/15/25	167,683	168,856
Santander Retail Auto Lease Trust,
Series 2021-B, Class C,
1.100%, due 06/20/25[1]	500,000	478,325
Series 2021-C, Class C,
1.110%, due 03/20/26[1]	125,000	118,586
Tesla Auto Lease Trust,
Series 2019-A, Class C,
2.680%, due 01/20/23[1]	100,000	100,232
Series 2020-A, Class B,
1.180%, due 01/22/24[1]	100,000	99,076
Series 2020-A, Class D,
2.330%, due 02/20/24[1]	100,000	99,395
Series 2021-A, Class D,
1.340%, due 03/20/25[1]	250,000	241,776
Series 2021-B, Class D,
1.320%, due 09/22/25[1]	125,000	118,501

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
United States—(concluded)
World Omni Select Auto Trust,
Series 2021-A, Class D,
1.440%, due 11/15/27	125,000	115,798
		4,437,964
Total asset-backed securities (cost—$4,783,267)		4,624,165

Corporate bonds—34.2%
Belgium—0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	165,000	183,504

Canada—0.2%
Rogers Communications, Inc.
5.000%, due 03/15/44	60,000	63,681

China—0.4%
Agile Group Holdings Ltd.
5.750%, due 01/02/25[3]	200,000	66,000
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[1]	65,000	65,215
		131,215
Colombia—0.2%
Ecopetrol SA
5.375%, due 06/26/26	70,000	70,789

Ireland—0.2%
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25[1]	50,000	48,009

Peru—0.2%
Southern Copper Corp.
6.750%, due 04/16/40	40,000	50,945

United Kingdom—2.7%
Barclays PLC
4.836%, due 05/09/28	200,000	204,215
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	121,766
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	204,116

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
NatWest Group PLC
3.875%, due 09/12/23	250,000	252,560
Reynolds American, Inc.
7.250%, due 06/15/37	35,000	40,944
		823,601
United States—29.7%
Abbott Laboratories
3.750%, due 11/30/26	45,000	46,700
AbbVie, Inc.
4.500%, due 05/14/35	100,000	107,330
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	50,000	60,821
Series G,
4.150%, due 05/01/49	50,000	49,158
Air Lease Corp.
2.875%, due 01/15/26	50,000	48,259
Alabama Power Co.
6.000%, due 03/01/39	100,000	123,559
Allstate Corp.,
Series B,
(fixed, converts to FRN on 08/15/23), 5.750%, due 08/15/53	25,000	24,875
Ally Financial, Inc.
4.625%, due 05/19/22	100,000	100,385
American International Group, Inc.
2.500%, due 06/30/25	50,000	48,886
Amgen, Inc.
4.663%, due 06/15/51	50,000	55,023
Aon Global Ltd.
4.750%, due 05/15/45	50,000	53,728
Apple, Inc.
4.650%, due 02/23/46	100,000	118,326
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, due 04/30/25[1]	200,000	199,725
AT&T, Inc.
3.800%, due 12/01/57	58,000	52,916
4.300%, due 02/15/30	150,000	158,486
Bank of America Corp.
4.200%, due 08/26/24	150,000	153,646
6.110%, due 01/29/37	125,000	149,324

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Bank of New York Mellon Corp.
1.600%, due 04/24/25	100,000	96,394
Biogen, Inc.
3.250%, due 02/15/51[1,4]	56,000	46,291
4.050%, due 09/15/25	100,000	102,565
Boston Properties LP
2.750%, due 10/01/26	210,000	204,403
BP Capital Markets America, Inc.
3.017%, due 01/16/27	50,000	49,864
Bristol-Myers Squibb Co.
3.200%, due 06/15/26	99,000	100,519
4.125%, due 06/15/39	50,000	53,691
Broadcom, Inc.
3.137%, due 11/15/35[1]	30,000	26,433
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	50,000	59,374
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[1]	75,000	76,053
Citigroup, Inc.
5.500%, due 09/13/25	300,000	320,322
6.675%, due 09/13/43	25,000	32,886
Comcast Corp.
2.887%, due 11/01/51[1]	64,000	53,954
2.937%, due 11/01/56[1]	67,000	55,310
3.969%, due 11/01/47	38,000	38,605
ConocoPhillips Co.
3.758%, due 03/15/42[1]	100,000	101,825
CVS Health Corp.
4.300%, due 03/25/28	27,000	28,244
Delta Air Lines, Inc.
7.000%, due 05/01/25[1]	100,000	107,112
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	50,000	52,746
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	107,168
Eaton Corp.
2.750%, due 11/02/22	190,000	191,033
Energy Transfer LP
5.400%, due 10/01/47	50,000	52,347
5.500%, due 06/01/27	50,000	53,732
EOG Resources, Inc.
3.900%, due 04/01/35	50,000	51,332

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
EQT Corp.
3.900%, due 10/01/27	220,000	219,363
Exelon Corp.
3.400%, due 04/15/26	150,000	150,510
4.450%, due 04/15/46	50,000	52,276
FedEx Corp.
4.550%, due 04/01/46	50,000	52,350
Fiserv, Inc.
3.200%, due 07/01/26	60,000	59,689
Ford Motor Credit Co. LLC
4.542%, due 08/01/26	300,000	299,557
Fox Corp.
3.050%, due 04/07/25	25,000	24,987
5.576%, due 01/25/49	25,000	29,059
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25[4]	200,000	201,092
General Electric Co.,
Series D,
3 mo. USD LIBOR + 3.330%,
4.156%, due 06/15/22[2,5]	99,000	94,916
General Motors Co.
6.600%, due 04/01/36	120,000	139,356
Gilead Sciences, Inc.
3.650%, due 03/01/26	75,000	76,276
4.750%, due 03/01/46	50,000	55,409
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	200,000	203,154
5.150%, due 05/22/45	30,000	33,520
Hillenbrand, Inc.
5.750%, due 06/15/25	200,000	205,000
Home Depot, Inc.
2.125%, due 09/15/26	100,000	97,096
Illinois Tool Works, Inc.
2.650%, due 11/15/26	80,000	79,110
International Lease Finance Corp.
5.875%, due 08/15/22	120,000	121,465
JPMorgan Chase & Co.
(fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29	150,000	149,307
3.875%, due 09/10/24	350,000	357,511
Series I,
3 mo. USD LIBOR + 3.470%,
3.769%, due 07/30/22 [2,5]	97,000	97,000

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Kinder Morgan, Inc.
4.300%, due 03/01/28	100,000	103,624
5.550%, due 06/01/45	40,000	44,718
Kroger Co.
6.900%, due 04/15/38	25,000	32,921
Liberty Mutual Group, Inc.
4.250%, due 06/15/23[1]	45,000	45,695
4.569%, due 02/01/29[1]	155,000	164,295
Lumen Technologies, Inc.
5.625%, due 04/01/25	200,000	201,500
LYB International Finance BV
4.875%, due 03/15/44	50,000	53,215
Marathon Petroleum Corp.
4.750%, due 09/15/44	70,000	71,176
McDonald's Corp.
4.875%, due 12/09/45	75,000	83,379
MetLife, Inc.
6.400%, due 12/15/36	110,000	118,448
Microsoft Corp.
2.525%, due 06/01/50	100,000	86,349
Morgan Stanley
4.300%, due 01/27/45	50,000	52,588
4.350%, due 09/08/26	140,000	144,197
MPLX LP
4.875%, due 06/01/25	70,000	72,520
Newell Brands, Inc.
4.875%, due 06/01/25	200,000	206,447
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	50,000	49,449
OneMain Finance Corp.
6.875%, due 03/15/25	200,000	210,304
Oracle Corp.
2.800%, due 04/01/27	100,000	95,711
4.000%, due 11/15/47	50,000	44,218
Prudential Financial, Inc.
6.625%, due 06/21/40	50,000	64,689
QUALCOMM, Inc.
3.250%, due 05/20/27	60,000	60,778
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	200,000	211,513
Seagate HDD Cayman
5.750%, due 12/01/34	80,000	81,800

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Synchrony Financial
4.500%, due 07/23/25	90,000	91,805
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[1]	10,000	10,565
Union Pacific Corp.
4.050%, due 11/15/45	40,000	41,440
Virginia Electric and Power Co.
4.600%, due 12/01/48	50,000	56,236
Walt Disney Co.
4.950%, due 10/15/45	50,000	57,665
Wells Fargo & Co.
(fixed, converts to FRN on 06/17/26), 3.196%, due 06/17/27	70,000	69,078
Yale University,
Series 2020,
1.482%, due 04/15/30	100,000	90,161
		9,127,837
Total corporate bonds (cost—$10,873,692)		10,499,581

Mortgage-backed securities—24.9%
United States—24.9%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1,
2.593%, due 10/25/49[1,6]	39,372	39,401
Series 2020-4, Class A1,
1.469%, due 06/25/65[1,6]	61,902	60,960
Series 2020-5, Class A1,
1.373%, due 05/25/65[1,6]	41,051	40,313
Series 2020-5, Class A2,
1.579%, due 05/25/65[1,6]	114,943	112,868
Series 2020-R1, Class A1,
0.990%, due 04/25/53[1,6]	78,379	77,059
Series 2021-4, Class A1,
1.035%, due 01/20/65[1,6]	68,391	64,701
Series 2021-5, Class A1,
0.951%, due 07/25/66[1,6]	112,489	106,177
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[1,6]	13,410	13,369
Series 2019-4, Class A1,
2.993%, due 07/26/49[1,6]	26,287	26,242

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class B,
2.511%, due 10/15/54[1]	150,000	131,999
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class D,
3.596%, due 04/14/33[1,6]	100,000	97,036
BANK,
Series 2018-BN15, Class A4,
4.407%, due 11/15/61[6]	150,000	158,807
BBCMS Trust,
Series 2015-SRCH, Class B,
4.498%, due 08/10/35[1]	135,000	137,242
Benchmark Mortgage Trust,
Series 2018-B5, Class A3,
3.944%, due 07/15/51	100,000	102,447
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class D,
1 mo. USD LIBOR + 1.400%,
1.797%, due 06/15/38[1,2]	150,000	146,142
BX Mortgage Trust,
Series 2021-PAC, Class D,
1 mo. USD LIBOR + 1.298%,
1.695%, due 10/15/36[1,2]	175,000	167,988
BX Trust,
Series 2021-LGCY, Class D,
1 mo. USD LIBOR + 1.302%,
1.699%, due 10/15/23[1,2]	400,000	381,799
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[1,6]	13,536	13,526
Series 2020-3, Class A1,
1.506%, due 04/27/65[1,6]	20,050	19,981
Series 2021-3, Class A1,
0.956%, due 09/27/66[1,6]	88,297	81,785
Series 2021-6, Class A1,
1.907%, due 12/25/66[1,6]	94,227	89,175
Series 2021-HX1, Class A1,
1.110%, due 10/25/66[1,6]	244,933	227,824
Series 2022-1, Class A1,
2.284%, due 12/27/66[1,6]	391,646	379,926
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[1,6]	33,217	32,890

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[1,7]	75,433	74,206
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1,
0.715%, due 05/25/65[1,6]	52,183	50,471
Series 2022-1, Class A1,
2.205%, due 01/25/67[1,6]	221,596	212,221
Extended Stay America Trust,
Series 2021-ESH, Class D,
1 mo. USD LIBOR + 2.250%,
2.647%, due 07/15/38[1,2]	347,859	342,618
FREMF Mortgage Trust,
Series 2017-K64, Class B,
3.994%, due 05/25/50[1,6]	50,000	49,920
GCAT Trust,
Series 2021-NQM4, Class A1,
1.093%, due 08/25/66[1,6]	102,720	92,466
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class C,
4.409%, due 07/10/51[6]	100,000	99,502
GS Mortgage Securities Trust,
Series 2017-GS5, Class B,
4.047%, due 03/10/50[6]	200,000	198,756
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[1,6]	40,505	39,471
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	200,000	200,071
Series 2015-C30, Class A5,
3.822%, due 07/15/48	170,000	171,770
Med Trust,
Series 2021-MDLN, Class D,
1 mo. USD LIBOR + 2.000%,
2.397%, due 11/15/38[1,2]	300,000	293,409
MFA Trust,
Series 2021-NQM2, Class A1,
1.029%, due 11/25/64[1,6]	69,271	65,521
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class D,
1 mo. USD LIBOR + 1.601%,
1.998%, due 04/15/38[1,2]	300,000	294,350

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.732%, due 05/15/48	100,000	100,762
Series 2015-C24, Class AS,
4.036%, due 05/15/48[6]	75,000	75,249
Series 2016-C32, Class AS,
3.994%, due 12/15/49[6]	273,000	275,640
Series 2017-C34, Class C,
4.176%, due 11/15/52[6]	100,000	97,739
New Residential Mortgage Loan Trust,
Series 2020-NQM2, Class A1,
1.650%, due 05/24/60[1,6]	25,639	25,164
Series 2021-NQM3, Class A1,
1.156%, due 11/27/56[1,6]	203,582	194,125
Series 2022-NQM1, Class A1,
2.277%, due 01/25/26[1,6]	360,444	350,454
ONE Mortgage Trust,
Series 2021-PARK, Class C,
1 mo. USD LIBOR + 1.100%,
1.497%, due 03/15/36[1,2]	375,000	360,646
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.633%, due 09/25/59[1,6]	37,126	36,555
Series 2020-2, Class A1,
1.654%, due 05/25/60[1,6]	55,707	55,343
SLG Office Trust,
Series 2021-OVA, Class C,
2.851%, due 07/15/41[1]	100,000	88,983
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
1 mo. USD LIBOR + 2.750%,
3.147%, due 11/15/27[1,2]	125,000	1,524
Verus Securitization Trust,
Series 2019-3, Class A1,
2.784%, due 07/25/59[1,7]	21,847	21,852
Series 2019-4, Class A1,
2.642%, due 11/25/59[1,7]	21,753	21,730
Series 2020-4, Class A1,
1.502%, due 05/25/65[1,7]	39,611	38,679
Series 2020-5, Class A1,
1.218%, due 05/25/65[1,7]	45,588	44,436
Series 2021-1, Class A1,
0.815%, due 01/25/66[1,6]	52,290	50,643
Series 2021-3, Class A1,
1.046%, due 06/25/66[1,6]	282,407	267,972

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Series 2021-5, Class A1,
1.013%, due 09/25/66[1,6]	226,192	208,210
Series 2021-R1, Class A1,
0.820%, due 10/25/63[1,6]	84,522	82,467
Series 2021-R3, Class A1,
1.020%, due 04/25/64[1,6]	154,819	151,531
Vista Point Securitization Trust,
Series 2020-1, Class A1,
1.763%, due 03/25/65[1,6]	12,500	12,469
Series 2020-2, Class A1,
1.475%, due 04/25/65[1,6]	40,790	39,600
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.833%, due 05/15/51[6]	150,000	151,143
Total mortgage-backed securities (cost—$8,093,715)		7,647,325

Municipal bonds—1.8%
California—1.1%
State of California, GO Bonds
7.300%, due 10/01/39	250,000	351,875

Hawaii—0.2%
State of Hawaii, GO Bonds,
Series FZ,
2.245%, due 08/01/38	75,000	62,898

Illinois—0.2%
State of Illinois, GO Bonds
6.630%, due 02/01/35	50,000	56,110

Texas — 0.3%
Texas Transportation Commission, Taxable Refunding, GO Bonds
2.472%, due 10/01/44	100,000	83,277
Total municipal bonds (cost—$590,410)		554,160

Non-U.S. government agency obligations—2.4%
Colombia—0.6%
Colombia Government International Bond
8.125%, due 05/21/24	155,000	168,301

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. government agency obligations—(concluded)
Indonesia—0.4%
Indonesia Government International Bond
6.625%, due 02/17/37[1]	100,000	125,738

Mexico—0.5%
Mexico Government International Bond
4.750%, due 03/08/44	150,000	148,125

Panama—0.1%
Panama Government International Bond
3.870%, due 07/23/60	50,000	43,931

Turkey—0.3%
Turkey Government International Bond
6.875%, due 03/17/36	100,000	88,800

Uruguay—0.5%
Uruguay Government International Bond
7.625%, due 03/21/36	100,000	142,050
Total non-U.S. government agency obligations (cost—$730,621)		716,945

U.S. government agency obligations—19.3%
United States—19.3%
FHLMC
2.000%, due 01/01/52	99,559	92,471
2.500%, due 10/01/50	80,942	77,760
3.000%, due 09/01/43	71,640	71,483
3.500%, due 08/01/47	26,304	26,540
4.000%, due 01/01/46	46,304	48,208
4.000%, due 05/01/47	32,845	33,809
4.000%, due 10/01/47	22,481	23,141
FNMA
1.500%, due 03/01/51	46,118	41,193
2.000%, due 09/01/50	115,348	107,540
2.000%, due 01/01/51	216,052	201,428
2.000%, due 03/01/51	22,319	20,768
2.500%, due 11/01/50	80,362	77,009
2.500%, due 08/01/51	483,462	462,060
3.000%, due 02/01/33	81,547	82,547
3.000%, due 09/01/42	59,907	59,776
3.000%, due 07/01/43	47,203	47,081
3.000%, due 05/01/46	46,622	46,293

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
United States—(continued)
3.500%, due 04/01/32	49,622	51,152
3.500%, due 06/01/45	54,250	55,194
3.500%, due 06/01/46	97,844	99,547
4.000%, due 09/01/40	45,522	47,449
4.000%, due 03/01/41	13,237	13,796
4.000%, due 12/01/43	92,669	96,671
4.000%, due 02/01/45	58,552	60,924
4.500%, due 02/01/44	12,417	13,211
4.500%, due 12/01/44	10,060	10,668
4.500%, due 02/01/45	15,909	16,872
4.500%, due 08/01/46	9,468	10,030
4.500%, due 05/01/47	26,073	27,549
5.500%, due 03/01/33	20,145	21,852
5.500%, due 09/01/34	53,551	57,506
5.500%, due 11/01/34	17,860	19,479
6.000%, due 11/01/28	20,066	21,487
GNMA
6.500%, due 05/15/29	4,849	5,218
GNMA II
2.500%, due 03/20/51	41,076	39,933
2.500%, due 08/20/51	143,280	139,068
2.500%, due 12/20/51	49,365	47,914
3.000%, due 09/20/44	29,464	29,516
3.500%, due 02/20/43	8,370	8,570
4.000%, due 06/20/44	5,363	5,604
4.000%, due 09/20/44	21,096	22,044
4.000%, due 05/20/45	5,211	5,420
5.000%, due 08/20/48	6,311	6,648
GNMA II TBA
2.000%	175,000	166,412
3.000%	150,000	148,198
3.500%	200,000	201,098
4.000%	50,000	50,967
UMBS TBA
1.500%	250,000	228,341
2.000%	1,575,000	1,466,205
2.500%	1,100,000	1,049,177

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(concluded)
United States—(concluded)
3.000%	175,000	171,117
Total U.S. government agency obligations (cost—$6,126,478)		5,933,944

U.S. Treasury obligations—3.9%
United States—3.9%
U.S. Treasury Inflation Index Notes (TIPS)
0.125%, due 10/15/26	329,152	345,982
0.125%, due 07/15/30	147,995	156,938
U.S. Treasury Notes
1.375%, due 11/15/31	565,000	518,388
1.875%, due 02/15/32	180,000	172,856
Total U.S. Treasury obligations (cost—$1,235,825)		1,194,164

	Number of shares
Short-term investments—8.8%
Investment companies—8.8%
State Street Institutional U.S. Government Money Market Fund, 0.250%[8] (cost—$2,706,925)	2,706,925	2,706,925

Investment of cash collateral from securities loaned—0.4%

Money market funds—0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.290%[8] (cost—$113,300)	113,300	113,300

	Number of contracts	Notional amount		Value($)
Swaptions purchased—0.0%†
Put swaptions—0.0%†
CDX North American Investment Grade 37 Index, strike @ 80.000%, expires 04/20/22(Counterparty BOA); underlying swap terminates 12/20/26	3,500,000	USD	3,500,000	738
CDX North American Investment Grade 37 Index, strike @ 70.000%, expires 04/20/22 (Counterparty GS); underlying swap terminates 12/20/26	1,000,000	USD	1,000,000	539

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

Swaptions purchased—(concluded)
Put swaptions—(concluded)
CDX North American High Yield Series 37 Index, strike @ 105.500%, expires 04/20/22(Counterparty BOA); underlying swap terminates 12/20/26	1,000,000	USD	1,000,000	5,017
Total swaptions purchased (cost—$30,712)				6,294
Total investments (cost—$35,284,945)[9]—110.8%				33,996,803
Liabilities in excess of other assets—(10.8)%				(3,302,986)
Net assets—100.0%				$30,693,817

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Swaptions written

Notional amount		Number of contracts	Put options			Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,000	1,000,000	CDX North American High Yield Series 37 Index, strike @ 101.000%, terminating 12/20/26	BOA	Receive	04/20/22	6,900	(482)	6,418
USD	1,000	1,000,000	CDX North American High Yield Series 37 Index, strike @ 103.000%, terminating 12/20/26	BOA	Receive	04/20/22	10,400	(1,284)	9,116
USD	1,000	1,000,000	CDX North American Investment Grade 37 Index, strike @ 100.000%, terminating 12/20/26	GS	Receive	04/20/22	650	(48)	602
USD	1,000	1,000,000	CDX North American Investment Grade 37 Index, strike @ 85.000%, terminating 12/20/26	GS	Receive	04/20/22	1,300	(137)	1,163
Total swaptions written							19,250	(1,951)	17,299

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

U.S. Treasury futures buy contracts:
3	USD	U.S. Long Bond Futures	June 2022	458,130	450,188	(7,942)
8	USD	U.S. Treasury Note 5 Year Futures	June 2022	925,137	917,500	(7,637)
11	USD	U.S. Ultra Bond Futures	June 2022	2,009,493	1,948,375	(61,118)
Total				3,392,760	3,316,063	(76,697)

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)

U.S. Treasury futures sell contracts:
2	USD	U.S. Treasury Note 2 Year Futures	June 2022	(429,028)	(423,844)	5,184
Net unrealized appreciation (depreciation)						(71,513)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	4,624,165	—	4,624,165
Corporate bonds	—	10,499,581	—	10,499,581
Mortgage-backed securities	—	7,647,325	—	7,647,325
Municipal bonds	—	554,160	—	554,160
Non-U.S. government agency obligations	—	716,945	—	716,945
U.S. government agency obligations	—	5,933,944	—	5,933,944
U.S. Treasury obligations	—	1,194,164	—	1,194,164
Short-term investments	—	2,706,925	—	2,706,925
Investment of cash collateral from securities loaned	—	113,300	—	113,300
Swaptions purchased	—	6,294	—	6,294
Futures contracts	5,184	—	—	5,184
Total	5,184	33,996,803	—	34,001,987

Liabilities
Swaptions written	—	(1,951)	—	(1,951)
Futures contracts	(76,697)	—	—	(76,697)
Total	(76,697)	(1,951)	—	(78,648)

At March 31, 2022, there were $ 267,972 transferred out of Level 3. The transfers from Level 3 to Level 2 occurred because there was observable market data that became available as of March 31, 2022.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $11,068,495, represented 35.9% of the Fund's net assets at period end.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2022 (unaudited)

3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Security, or portion thereof, was on loan at the period end.
5	Perpetual investment. Date shown reflects the next call date.
6	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
8	Rates shown reflect yield at March 31, 2022.
9	Includes $158,631 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $113,300 and non-cash collateral of $47,169.

March 31, 2022

Portfolio acronyms
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
CPI	Consumer Pricing Index
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities

Counterparty abbreviations
BB	Barclays Bank PLC
BOA	Bank of America NA
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2021.